UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                                          (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-800-762-7085

Date of fiscal year end:      8/31

Date of reporting period:      2/28/2022

Item 1. Reports to Stockholders.

Midyear Report

February 28, 2022

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

Mid Cap Diverse Leadership Fund

Opportunistic Fund

World Energy Fund

Hedged Income Fund

Table of Contents

Statements of Assets and Liabilities

2

Statements of Operations

6

Statements of Changes in Net Assets

10

Schedules of Portfolio Investments

16

Notes to the Financial Statements

46

Financial Highlights

55

Additional Fund Information

77

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

		Government
	U.S. Treasury	Securities Money
	Fund	Market Fund
Assets:
Investments, at cost	$210,803,245	$1,171,662,851
Investments, at value	210,803,245	1,171,662,851
Repurchase agreements, at value/cost	455,000,000	1,190,000,000
Total Investments	665,803,245	2,361,662,851
Interest and dividends receivable	1,358	58,702
Receivable for capital shares reinvested	—	2,498
Receivable from adviser	461,622	452,066
Prepaid expenses and other assets	49,839	155,563
Total Assets	666,316,064	2,362,331,680

Liabilities:
Distributions payable	—	16,209
Payable for investments purchased	—	99,997,460
Accrued expenses and other payables:
Investment advisory fees	40,037	83,389
Administration fees	40,037	83,389
Distribution fees	180,192	79,208
Custodian fees	8,008	16,679
Trustee fees	6,865	17,754
Fund accounting and compliance fees	21,632	45,718
Transfer agent fees	14,843	32,502
Shareholder servicing fees	184,305	146,888
Other accrued liabilities	35,737	90,875
Total Liabilities	531,656	100,610,071
Net Assets	$665,784,408	$2,261,721,609

Composition of Net Assets:
Shares of beneficial interest, at par	$6,658	$22,625
Additional paid-in capital	665,777,880	2,261,698,325
Total distributable earnings/(loss)	(130)	659
Net Assets	$665,784,408	$2,261,721,609

Net Assets:
Administrative Shares	$563,317,773	$735,008,665
Service Shares	37,267,987	—
Institutional Shares	53,355,311	155,712,328
Select Shares	11,843,337	1,044,153,319
Premier Shares	—	326,847,297
Total	$665,784,408	$2,261,721,609

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	563,317,013	735,345,604
Service Shares	37,268,124	—
Institutional Shares	53,356,440	155,792,870
Select Shares	11,843,192	1,044,468,070
Premier Shares	—	326,886,111
Total	665,784,769	2,262,492,655

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund

Assets:
Investments, at cost	$59,010,524	$22,310,580	$105,730,181	$14,046,558
Investments in affiliates, at cost	11,537,015	1,145,624	2,185,998	1,346,326
Total Investments, at cost	70,547,539	23,456,204	107,916,179	15,392,884
Investments, at value	56,969,875	21,894,643	103,535,562	13,686,257
Investments in affiliates, at value	11,537,015	1,145,624	2,185,998	1,346,326
Total Investments, at value	68,506,890	23,040,267	105,721,560	15,032,583
Cash	117,991	6,293	25,608	26,874
Interest and dividends receivable	182,687	107,163	509,786	83,579
Receivable for capital shares issued	920	3,195	7,194	—
Receivable for capital shares reinvested	63,021	16,888	39,804	26,293
Receivable for investments sold	53,339	—	—	—
Receivable from adviser	—	17,040	—	15,364
Receivable from fees waived or reimbursed	—	491	—	2,204
Prepaid expenses and other assets	29,106	24,827	28,180	24,010
Total Assets	68,953,954	23,216,164	106,332,132	15,210,907

Liabilities:
Distributions payable	99,121	29,759	194,270	38,661
Payable for investments purchased	339,409	15,603	121,010	23,389
Payable for capital shares redeemed	127,699	1,153	618	7,168
Accrued expenses and other payables:
Investment advisory fees	8,425	3,541	16,220	6,464
Administration fees	4,493	1,416	6,488	1,034
Distribution fees	1,093	682	255	176
Custody fees	562	177	811	129
Trustee fees	119	6	36	5
Fund accounting and compliance fees	2,463	480	1,806	322
Transfer agent fees	3,743	471	776	527
Shareholder servicing fees	1,377	—	19	—
Other accrued liabilities	740	38	204	44
Total Liabilities	589,244	53,326	342,513	77,919
Net Assets	$68,364,710	$23,162,838	$105,989,619	$15,132,988

Composition of Net Assets:
Shares of beneficial interest, at par	$73	$22	$112	$15
Additional paid-in capital	75,752,925	28,806,078	110,537,004	16,248,905
Total distributable earnings/(loss)	(7,388,288)	(5,643,262)	(4,547,497)	(1,115,932)
Net Assets	$68,364,710	$23,162,838	$105,989,619	$15,132,988

Net Assets:
Investor Shares	$2,797,400	$3,328,857	$1,234,092	$738,267
Institutional Shares	62,713,894	19,582,284	104,663,432	14,221,880
A Shares	2,853,416	251,697	92,095	172,841
Total	$68,364,710	$23,162,838	$105,989,619	$15,132,988

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	297,287	321,110	130,007	73,905
Institutional Shares	6,670,278	1,888,421	11,053,042	1,443,058
A Shares	303,055	24,269	9,700	17,532
Total	7,270,620	2,233,800	11,192,749	1,534,495

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.41	$10.37	$9.49	$9.99
Institutional Shares	$9.40	$10.37	$9.47	$9.86
A Shares	$9.42	$10.37	$9.49	$9.86
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.61	$10.58	$9.68	$10.06

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)	Continued

	Ultra Short Tax- Free Income Fund	Mid Cap Diverse Leadership Fund	Opportunistic Fund

Assets:
Investments, at cost	$28,721,038	$2,111,863	$65,472,757
Investments in affiliates, at cost	72,691	40,385	979,354
Total Investments, at cost	28,793,729	2,152,248	66,452,111
Investments, at value	28,588,422	2,318,673	67,900,308
Investments in affiliates, at value	72,691	40,385	979,354
Total Investments, at value	28,661,113	2,359,058	68,879,662
Cash	—	193	200,748
Interest and dividends receivable	251,077	2,617	143,294
Receivable for capital shares issued	—	150	1,864
Receivable for investments sold	—	—	1,853,268
Receivable from adviser	17,289	20,064	14,775
Receivable from fees waived or reimbursed	222	229	177
Prepaid expenses and other assets	23,320	28,828	25,142
Total Assets	28,953,021	2,411,139	71,118,930

Liabilities:
Payable for investments purchased	181,166	—	1,734,264
Payable for capital shares redeemed	72,210	—	6,145
Accrued expenses and other payables:
Investment advisory fees	3,390	962	45,906
Administration fees	1,808	140	4,321
Distribution fees	28	94	744
Custody fees	226	17	540
Trustee fees	11	2	52
Fund accounting and compliance fees	512	82	1,102
Transfer agent fees	677	2,502	2,126
Other accrued liabilities	62	44	327
Total Liabilities	260,090	3,843	1,795,527
Net Assets	$28,692,931	$2,407,296	$69,323,403

Composition of Net Assets:
Shares of beneficial interest, at par	$29	$2	$45
Additional paid-in capital	28,825,921	2,119,954	68,979,221
Total distributable earnings/(loss)	(133,019)	287,340	344,137
Net Assets	$28,692,931	$2,407,296	$69,323,403

Net Assets:
Investor Shares	$103,895	$226,668	$1,129,088
Institutional Shares	28,544,533	2,006,265	66,552,171
A Shares	44,503	147,321	1,316,643
C Shares	—	27,042	325,501
Total	$28,692,931	$2,407,296	$69,323,403

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	10,485	16,737	74,316
Institutional Shares	2,866,834	147,660	4,323,275
A Shares	4,483	10,794	86,316
C Shares	—	2,049	22,124
Total	2,881,802	177,240	4,506,031

Net Asset Value, offering price & redemption price per share:(a)
Investor Shares	$9.91	$13.54	$15.19
Institutional Shares	$9.96	$13.59	$15.39
A Shares	$9.92	$13.65	$15.25
C Shares	$—	$13.20	$14.71
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.02	$13.93	$15.56

(a)	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)	Concluded

	World Energy Fund	Hedged Income Fund
Assets:
Investments, at cost	$42,191,203	$28,447,555
Investments in affiliates, at cost	716,437	1,166,839
Total Investments, at cost	42,907,640	29,614,394
Investments, at value	56,145,648	29,362,455
Investments in affiliates, at value	716,437	1,166,839
Total Investments, at value	56,862,085	30,529,294
Cash	36	—
Interest and dividends receivable	237,524	90,912
Receivable for capital shares issued	433,258	78,917
Receivable for investments sold	2,506,576	—
Receivable from adviser	13,358	22,740
Receivable from fees waived or reimbursed	1,557	—
Prepaid expenses and other assets	35,552	24,742
Total Assets	60,089,946	30,746,605

Liabilities:
Written Options (Premiums received $0 and $1,217,282, respectively)	—	943,426
Payable for investments purchased	2,769,059	494,759
Payable for capital shares redeemed	11,445	—
Accrued expenses and other payables:
Investment advisory fees	24,664	17,521
Administration fees	3,289	1,752
Distribution fees	7,115	349
Custody fees	411	219
Trustee fees	47	17
Fund accounting and compliance fees	836	461
Transfer agent fees	2,414	1,107
Shareholder servicing fees	—	36
Other accrued liabilities	297	82
Total Liabilities	2,819,577	1,459,729
Net Assets	$57,270,369	$29,286,876

Composition of Net Assets:
Shares of beneficial interest, at par	$50	$28
Additional paid-in capital	65,180,680	29,577,087
Total distributable earnings/(loss)	(7,910,361)	(290,239)
Net Assets	$57,270,369	$29,286,876

Net Assets:
Investor Shares	$19,385,461	$417,014
Institutional Shares	29,307,971	27,478,698
A Shares	4,966,720	1,391,164
C Shares	3,610,217	—
Total	$57,270,369	$29,286,876

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	1,693,813	40,405
Institutional Shares	2,558,442	2,660,971
A Shares	435,087	135,030
C Shares	319,141	—
Total	5,006,483	2,836,406

Net Asset Value, offering price & redemption price per share:
Investor Shares	$11.44	$10.32
Institutional Shares	$11.46	$10.33
A Shares	$11.42	$10.30
C Shares	$11.31	$—
Maximum Sales Charge:
A Shares	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$11.65	$10.51

See notes to financial statements.

Statements of Operations

February 28, 2022 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market Fund

Investment Income:
Interest income	$181,983	$373,243
Dividend income	6,076	49,980
Total income	188,059	423,223

Expenses:
Investment advisory fees	259,779	500,290
Administration fees	259,779	500,290
Distribution fees - Administrative Shares	1,167,142	816,805
Distribution fees - Service Shares	51,442	—
Distribution fees - Premier Shares	—	771,879
Shareholder servicing fees - Administrative Shares	1,166,797	810,700
Shareholder servicing fees - Service Shares	51,442	—
Shareholder servicing fees - Institutional Shares	72,782	182,445
Shareholder servicing fees - Select Shares	7,493	1,116,190
Shareholder servicing fees - Premier Shares	—	385,940
Fund accounting and compliance fees	114,498	220,812
Transfer agent fees	36,151	60,820
Custodian fees	51,960	100,024
Trustee fees	21,476	41,112
Professional fees	72,692	140,480
Printing fees	4,757	10,322
Registration fees	15,995	131,284
Other expenses	59,921	91,954

Total expenses before fee and expense reductions	3,414,106	5,881,347

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(3,107,371)	(2,810,200)
Distribution fees waived - Administrative Shares	—	(424,734)
Distribution fees waived - Service Shares	(30,865)	—
Distribution fees waived - Premier Shares	—	(694,695)
Shareholder servicing fees waived - Service Shares	(30,858)	—
Shareholder servicing fees waived - Institutional Shares	(49,471)	(124,062)
Shareholder servicing fees waived - Select Shares	(7,493)	(1,116,190)
Shareholder servicing fees waived - Premier Shares	—	(385,940)

Net expenses	188,048	325,526

Net investment income/(loss)	11	97,697

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(168)	(3,162)
Net realized/unrealized gains/(losses) on investments	(168)	(3,162)
Change in net assets resulting from operations	$(157)	$94,535

See notes to financial statements.

Statements of Operations

February 28, 2022 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Investment Income:
Interest income	$798,448	$256,747	$1,345,340	$317,821
Dividend income from affiliates	117	46	103	27
Total income	798,565	256,793	1,345,443	317,848

Expenses:
Investment advisory fees	59,760	24,095	107,392	49,190
Administration fees	31,872	9,638	42,957	7,871
Distribution fees - Investor Shares	3,723	4,484	1,639	1,193
Distribution fees - A Shares	3,595	390	110	451
Shareholder servicing fees - Investor Shares	3,723	4,484	1,639	1,193
Shareholder servicing fees - Institutional Shares	92,280	25,244	132,489	22,951
Shareholder servicing fees - A Shares	1,438	156	44	180
Fund accounting and compliance fees	25,249	16,268	25,273	9,770
Transfer agent fees	46,777	42,769	40,962	42,204
Custodian fees	3,956	1,204	5,362	981
Trustee fees	1,852	667	2,456	549
Professional fees	6,359	2,274	8,364	2,032
Printing fees	2,488	1,576	1,696	1,862
Registration fees	23,288	21,540	21,563	21,650
Other expenses	4,037	2,374	4,536	2,271

Total expenses before fee and expense reductions	310,397	157,163	396,482	164,348

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(606)	(64,534)	(631)	(66,645)
Administration fees waived	(606)	(262)	(631)	(191)
Shareholder servicing fees waived - Investor Shares	(3,723)	(4,272)	(1,639)	(1,183)
Shareholder servicing fees waived - Institutional Shares	(88,328)	(24,197)	(132,489)	(19,971)
Shareholder servicing fees waived - A Shares	(1,297)	(29)	(44)	(92)

Net expenses	215,837	63,869	261,048	76,266

Net investment income/(loss)	582,728	192,924	1,084,395	241,582

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(376,542)	(84,082)	(133,110)	(181,608)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(1,899,800)	(838,824)	(5,091,655)	(758,031)
Net realized/unrealized gains/(losses) on investments	(2,276,342)	(922,906)	(5,224,765)	(939,639)
Change in net assets resulting from operations	$(1,693,614)	$(729,982)	$(4,140,370)	$(698,057)

See notes to financial statements.

Statements of Operations

February 28, 2022 (Unaudited)	Continued

	Ultra Short Tax- Free Income Fund	Mid Cap Diverse Leadership Fund	Opportunistic Fund	World Energy Fund

Investment Income:
Interest income	$53,552	$—	$247,448	$41,030
Dividend income	—	27,173	421,837	595,987
Dividend income from affiliates	12	9	114	43
Foreign tax withholding	—	—	(1,579)	(9,534)
Total income	53,564	27,182	667,820	627,526

Expenses:
Investment advisory fees	23,140	10,751	314,755	124,481
Administration fees	12,341	1,564	29,624	16,598
Distribution fees - Investor Shares	130	2,904	2,027	13,836
Distribution fees - A Shares	26	182	1,796	5,143
Distribution fees - C Shares	—	138	1,733	17,147
Shareholder servicing fees - Investor Shares	130	2,904	2,027	13,836
Shareholder servicing fees - Institutional Shares	38,410	1,766	88,318	28,602
Shareholder servicing fees - A Shares	11	73	718	2,057
Shareholder servicing fees - C Shares	—	35	433	4,287
Fund accounting and compliance fees	9,685	1,532	9,028	5,861
Transfer agent fees	40,678	52,648	57,668	55,580
Custodian fees	1,541	196	3,699	2,072
Trustee fees	885	78	1,790	1,170
Professional fees	3,249	241	6,167	4,191
Printing fees	1,211	1,832	7,457	5,740
Registration fees	21,319	28,837	28,831	28,610
Other expenses	2,671	1,992	3,676	2,875

Total expenses before fee and expense reductions	155,427	107,673	559,747	332,086

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(63,278)	(83,768)	(94,431)	(68,697)
Administration fees waived	(83)	(44)	(568)	(207)
Shareholder servicing fees waived - Investor Shares	(130)	(2,904)	(2,022)	(9,132)
Shareholder servicing fees waived - Institutional Shares	(37,812)	(1,766)	(86,363)	(25,364)
Shareholder servicing fees waived - A Shares	(10)	(73)	(512)	(2,021)
Shareholder servicing fees waived - C Shares	—	(35)	(252)	(3,026)

Net expenses	54,114	19,083	375,599	223,639

Net investment income/(loss)	(550)	8,099	292,221	403,887

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	—	112,034	(1,903,785)	801,222
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(148,954)	(109,887)	(4,000,303)	9,078,457
Net realized/unrealized gains/(losses) on investments	(148,954)	2,147	(5,904,088)	9,879,679
Change in net assets resulting from operations	$(149,504)	$10,246	$(5,611,867)	$10,283,566

See notes to financial statements.

Statements of Operations

February 28, 2022 (Unaudited)	Concluded

Hedged Income Fund

Investment Income:
Dividend income	469,216
Dividend income from affiliates	34
Foreign tax withholding	(1,090)
Total income	468,160

Expenses:
Investment advisory fees	110,893
Administration fees	11,089
Distribution fees - Investor Shares	856
Distribution fees - A Shares	2,232
Shareholder servicing fees - Investor Shares	856
Shareholder servicing fees - Institutional Shares	31,566
Shareholder servicing fees - A Shares	893
Fund accounting and compliance fees	4,684
Transfer agent fees	49,783
Custodian fees	1,389
Trustee fees	993
Professional fees	3,453
Printing fees	988
Registration fees	31,983
Other expenses	2,544

Total expenses before fee and expense reductions	254,202

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(66,727)
Administration fees waived	(174)
Shareholder servicing fees waived - Investor Shares	(659)
Shareholder servicing fees waived - Institutional Shares	(30,097)
Shareholder servicing fees waived - A Shares	(893)

Net expenses	155,652

Net investment income/(loss)	312,508

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(911,328)
Net realized gains/(losses) from written options contracts	(247,876)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(407,287)
Change in unrealized appreciation/(depreciation) on written options contracts	258,750
Net realized/unrealized gains/(losses) on investments	(1,307,741)
Change in net assets resulting from operations	$(995,233)

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022

	U.S. Treasury Fund		Government Securities Money Market Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Investment Activities:
Operations:
Net investment income	$11	$48,864	$97,697	$195,559
Net realized gains/(losses) from investment transactions	(168)	(1,972)	(3,162)	399
Change in net assets resulting from operations	(157)	46,892	94,535	195,958

Distributions to Shareholders:
Administrative Shares	—	(41,704)	(32,650)	(58,100)
Service Shares	—	(1,220)	—	—
Institutional Shares	—	(3,444)	(6,835)	(12,698)
Select Shares	—	(2,422)	(42,794)	(94,404)
Premier Shares	—	—	(15,438)	(30,362)
Change in net assets from shareholder distributions	—	(48,790)	(97,717)	(195,564)
Change in net assets from capital transactions	(315,185,761)	(152,194,154)	407,506,555	(188,138,583)
Change in net assets	(315,185,918)	(152,196,052)	407,503,373	(188,138,189)

Net Assets:
Beginning of period	980,970,326	1,133,166,378	1,854,218,236	2,042,356,425
End of period	$665,784,408	$980,970,326	$2,261,721,609	$1,854,218,236

Capital Share Transactions*:
Administrative Shares
Issued	893,711,023	4,606,057,041	585,672,083	916,035,796
Reinvested	—	12	160	329
Redeemed	(1,212,766,060)	(4,711,823,303)	(429,447,242)	(945,428,589)
Change in Administrative Shares	(319,055,037)	(105,766,250)	156,225,001	(29,392,464)
Service Shares
Issued	54,629,677	78,450,592	—	—
Redeemed	(51,823,963)	(68,569,209)	—	—
Change in Service Shares	2,805,714	9,881,383	—	—
Institutional Shares
Issued	80,268,174	205,458,514	229,819,042	363,901,504
Reinvested	—	—	300	557
Redeemed	(87,943,225)	(226,897,914)	(198,456,244)	(405,162,237)
Change in Institutional Shares	(7,675,051)	(21,439,400)	31,363,098	(41,260,176)
Select Shares
Issued	17,277,931	50,675,972	730,113,052	2,027,156,309
Redeemed	(8,539,318)	(85,545,859)	(551,595,677)	(2,108,767,940)
Change in Select Shares	8,738,613	(34,869,887)	178,517,375	(81,611,631)
Premier Shares
Issued	—	—	428,674,610	792,829,359
Reinvested	—	—	15,212	29,909
Redeemed	—	—	(387,288,742)	(828,733,579)
Change in Premier Shares	—	—	41,401,080	(35,874,311)
Change in shares:	(315,185,761)	(152,194,154)	407,506,554	(188,138,582)

*	Share transactions are at net assets value of $1.00 per share.

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022	Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021

From Investment Activities:
Operations:
Net investment income	$582,728	$1,303,350	$192,924	$486,561
Net realized gains/(losses) from investment transactions	(376,542)	(140,871)	(84,082)	312,998
Change in unrealized appreciation/(depreciation) on investments	(1,899,800)	(592,555)	(838,824)	(422,172)
Change in net assets resulting from operations	(1,693,614)	569,924	(729,982)	377,387

Distributions to Shareholders:
Investor Shares	(22,340)	(52,512)	(24,818)	(63,330)
Institutional Shares	(642,517)	(1,404,418)	(165,074)	(442,376)
A Shares	(21,492)	(25,481)	(2,156)	(5,552)
Change in net assets from shareholder distributions	(686,349)	(1,482,411)	(192,048)	(511,258)
Change in net assets from capital transactions	(12,804,536)	(12,793,067)	(1,476,246)	(5,218,938)
Change in net assets	(15,184,499)	(13,705,554)	(2,398,276)	(5,352,809)

Net Assets:
Beginning of period	83,549,209	97,254,763	25,561,114	30,913,923
End of period	$68,364,710	$83,549,209	$23,162,838	$25,561,114

Capital Transactions:
Investor Shares
Proceeds from shares issued	$8,850	$555,021	$149,700	$902,876
Dividends reinvested	21,734	51,176	24,816	62,614
Cost of shares redeemed	(434,965)	(1,220,569)	(537,868)	(952,226)
Change in net assets from Investor Shares	(404,381)	(614,372)	(363,352)	13,264
Institutional Shares
Proceeds from shares issued	11,945,813	28,467,762	1,235,206	7,093,665
Dividends reinvested	374,835	836,063	81,442	234,317
Cost of shares redeemed	(24,856,505)	(43,353,128)	(2,311,335)	(12,629,495)
Change in net assets from Institutional Shares	(12,535,857)	(14,049,303)	(994,687)	(5,301,513)
A Shares
Proceeds from shares issued	290,599	1,906,563	5	92,756
Dividends reinvested	21,491	25,481	2,156	5,550
Cost of shares redeemed	(176,388)	(61,436)	(120,368)	(28,995)
Change in net assets from A Shares	135,702	1,870,608	(118,207)	69,311
Change in net assets resulting from capital transactions:	$(12,804,536)	$(12,793,067)	$(1,476,246)	$(5,218,938)

Share Transactions:
Investor Shares
Issued	923	56,914	14,186	83,767
Reinvested	2,273	5,251	2,347	5,814
Redeemed	(45,232)	(125,227)	(50,888)	(88,700)
Change in Investor Shares	(42,036)	(63,062)	(34,355)	881
Institutional Shares
Issued	1,244,055	2,920,107	116,411	657,583
Reinvested	39,224	85,839	7,704	21,751
Redeemed	(2,608,122)	(4,448,272)	(217,798)	(1,171,550)
Change in Institutional Shares	(1,324,843)	(1,442,326)	(93,683)	(492,216)
A Shares
Issued	30,035	195,637	1	8,573
Reinvested	2,246	2,617	204	515
Redeemed	(18,317)	(6,298)	(11,369)	(2,686)
Change in A Shares	13,964	191,956	(11,164)	6,402
Change in shares:	(1,352,915)	(1,313,432)	(139,202)	(484,933)

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022	Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Investment Activities:
Operations:
Net investment income	$1,084,395	$1,999,977	$241,582	$497,072
Net realized gains/(losses) from investment transactions	(133,110)	1,265,527	(181,608)	(589,858)
Change in unrealized appreciation/(depreciation) on investments	(5,091,655)	(2,642,919)	(758,031)	165,891
Change in net assets resulting from operations	(4,140,370)	622,585	(698,057)	73,105

Distributions to Shareholders:
Investor Shares	(13,011)	(29,969)	(11,041)	(64,540)
Institutional Shares	(1,187,963)	(2,027,698)	(236,298)	(825,434)
A Shares	(889)	(1,514)	(4,047)	(31,480)
Change in net assets from shareholder distributions	(1,201,863)	(2,059,181)	(251,386)	(921,454)
Change in net assets from capital transactions	1,376,560	14,836,905	(5,545,875)	2,570,720
Change in net assets	(3,965,673)	13,400,309	(6,495,318)	1,722,371

Net Assets:
Beginning of period	109,955,292	96,554,983	21,628,306	19,905,935
End of period	$105,989,619	$109,955,292	$15,132,988	$21,628,306

Capital Transactions:
Investor Shares
Proceeds from shares issued	$12,659	$41,484	$3,370	$294,750
Dividends reinvested	13,011	29,905	11,040	64,365
Cost of shares redeemed	(162,477)	(986,906)	(364,446)	(1,323,607)
Change in net assets from Investor Shares	(136,807)	(915,517)	(350,036)	(964,492)
Institutional Shares
Proceeds from shares issued	11,301,781	29,547,900	2,771,930	14,958,770
Dividends reinvested	224,810	381,885	164,222	526,427
Cost of shares redeemed	(10,042,961)	(14,186,205)	(7,403,206)	(12,505,491)
Change in net assets from Institutional Shares	1,483,630	15,743,580	(4,467,054)	2,979,706
A Shares
Proceeds from shares issued	29,183	55,291	10	669,546
Dividends reinvested	889	1,514	4,047	31,480
Cost of shares redeemed	(335)	(47,963)	(732,842)	(145,520)
Change in net assets from A Shares	29,737	8,842	(728,785)	555,506
Change in net assets resulting from capital transactions:	$1,376,560	$14,836,905	$(5,545,875)	$2,570,720

Share Transactions:
Investor Shares
Issued	1,296	4,147	327	27,710
Reinvested	1,335	2,987	1,071	6,112
Redeemed	(16,490)	(98,661)	(35,363)	(127,382)
Change in Investor Shares	(13,859)	(91,527)	(33,965)	(93,560)
Institutional Shares
Issued	1,162,539	2,958,738	271,796	1,429,340
Reinvested	23,139	38,292	16,158	50,755
Redeemed	(1,031,357)	(1,419,135)	(735,900)	(1,213,434)
Change in Institutional Shares	154,321	1,577,895	(447,946)	266,661
A Shares
Issued	2,951	5,479	1	62,698
Reinvested	91	151	396	3,036
Redeemed	(35)	(4,836)	(71,445)	(13,966)
Change in A Shares	3,007	794	(71,048)	51,768
Change in shares:	143,469	1,487,162	(552,959)	224,869

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022	Continued

	Ultra Short Tax-Free Income Fund		Mid Cap Diverse Leadership Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Investment Activities:
Operations:
Net investment income	$(550)	$(16,840)	$8,099	$430
Net realized gains/(losses) from investment transactions	—	(80)	112,034	189,918
Change in unrealized appreciation/(depreciation) on investments	(148,954)	(6,362)	(109,887)	185,726
Change in net assets resulting from operations	(149,504)	(23,282)	10,246	376,074

Distributions to Shareholders:
Investor Shares	(4)	—	(121,772)	(13,093)
Institutional Shares	(1,190)	(2,633)	(61,220)	(74,855)
A Shares	(1)	—	(5,744)	(12,792)
C Shares	—	—	(1,043)	(5,233)
Change in net assets from shareholder distributions	(1,195)	(2,633)	(189,779)	(105,973)
Change in net assets from capital transactions	(3,789,870)	(6,850,742)	1,202,676	161,977
Change in net assets	(3,940,569)	(6,876,657)	1,023,143	432,078

Net Assets:
Beginning of period	32,633,500	39,510,157	1,384,153	952,075
End of period	$28,692,931	$32,633,500	$2,407,296	$1,384,153

Capital Transactions:
Investor Shares
Proceeds from shares issued	$79	$898	$3,146,818	$40,353
Dividends reinvested	4	—	121,772	13,004
Cost of shares redeemed	(304)	(433,780)	(3,092,082)	(85,076)
Change in net assets from Investor Shares	(221)	(432,882)	176,508	(31,719)
Institutional Shares
Proceeds from shares issued	1,032,901	2,960,837	1,170,176	267,454
Dividends reinvested	1,070	253	58,813	74,351
Cost of shares redeemed	(4,851,747)	(9,378,987)	(213,025)	(132,543)
Change in net assets from Institutional Shares	(3,817,776)	(6,417,897)	1,015,964	209,262
A Shares
Proceeds from shares issued	29,696	6,457	7,320	6,375
Dividends reinvested	—	—	5,744	12,792
Cost of shares redeemed	(1,569)	(6,420)	(3,870)	(28,927)
Change in net assets from A Shares	28,127	37	9,194	(9,760)
C Shares
Proceeds from shares issued	—	—	6,209	55,118
Dividends reinvested	—	—	1,043	5,232
Cost of shares redeemed	—	—	(6,242)	(66,156)
Change in net assets from C Shares	—	—	1,010	(5,806)
Change in net assets resulting from capital transactions:	$(3,789,870)	$(6,850,742)	$1,202,676	$161,977

Share Transactions:
Investor Shares
Issued	9	82	217,860	2,993
Reinvested	—	—	8,892	1,095
Redeemed	(31)	(43,442)	(218,256)	(6,713)
Change in Investor Shares	(22)	(43,360)	8,496	(2,625)
Institutional Shares
Issued	103,290	295,788	83,639	20,060
Reinvested	6	25	4,281	6,251
Redeemed	(485,707)	(936,954)	(15,441)	(10,712)
Change in Institutional Shares	(382,411)	(641,141)	72,479	15,599
A Shares
Issued	2,984	646	523	534
Reinvested	—	—	417	1,070
Redeemed	(158)	(643)	(265)	(2,255)
Change in A Shares	2,826	3	675	(651)
C Shares
Issued	—	—	488	4,766
Reinvested	—	—	78	449
Redeemed	—	—	(466)	(5,509)
Change in C Shares	—	—	100	(294)
Change in shares:	(379,607)	(684,498)	81,750	12,029

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022	Continued

	Opportunistic Fund		World Energy Fund
	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
From Investment Activities:
Operations:
Net investment income	$292,221	$477,794	$403,887	$366,721
Net realized gains/(losses) from investment transactions	(1,903,785)	3,732,056	801,222	1,852,240
Change in unrealized appreciation/(depreciation) on investments	(4,000,303)	4,451,747	9,078,457	3,612,155
Change in net assets resulting from operations	(5,611,867)	8,661,597	10,283,566	5,831,116

Distributions to Shareholders:
Investor Shares	(46,627)	(11,761)	(79,569)	(67,985)
Institutional Shares	(2,058,109)	(303,158)	(206,714)	(172,313)
A Shares	(41,305)	(5,948)	(30,298)	(47,053)
C Shares	(8,784)	(388)	(16,812)	(25,498)
Change in net assets from shareholder distributions	(2,154,825)	(321,255)	(333,393)	(312,849)
Change in net assets from capital transactions	(720,293)	35,766,525	19,467,910	8,771,925
Change in net assets	(8,486,985)	44,106,867	29,418,083	14,290,192

Net Assets:
Beginning of period	77,810,388	33,703,521	27,852,286	13,562,094
End of period	$69,323,403	$77,810,388	$57,270,369	$27,852,286

Capital Transactions:
Investor Shares
Proceeds from shares issued	$115,900	$3,310,414	$15,044,091	$5,212,987
Dividends reinvested	46,627	11,444	79,518	66,224
Cost of shares redeemed	(3,486,342)	(294,047)	(5,172,380)	(2,686,075)
Change in net assets from Investor Shares	(3,323,815)	3,027,811	9,951,229	2,593,136
Institutional Shares
Proceeds from shares issued	4,700,114	40,860,617	16,985,912	14,547,307
Dividends reinvested	1,173,274	112,692	155,872	113,672
Cost of shares redeemed	(3,259,425)	(8,030,738)	(9,088,599)	(7,484,500)
Change in net assets from Institutional Shares	2,613,963	32,942,571	8,053,185	7,176,479
A Shares
Proceeds from shares issued	135,104	19,456	2,123,150	1,852,753
Dividends reinvested	41,067	5,745	30,298	47,053
Cost of shares redeemed	(191,899)	(214,387)	(323,154)	(2,503,045)
Change in net assets from A Shares	(15,728)	(189,186)	1,830,294	(603,239)
C Shares
Proceeds from shares issued	2,070	250	242,480	76,500
Dividends reinvested	8,783	387	16,737	25,382
Cost of shares redeemed	(5,566)	(15,308)	(626,015)	(496,333)
Change in net assets from C Shares	5,287	(14,671)	(366,798)	(394,451)
Change in net assets resulting from capital transactions:	$(720,293)	$35,766,525	$19,467,910	$8,771,925

Share Transactions:
Investor Shares
Issued	6,897	194,709	1,416,030	609,948
Reinvested	2,882	692	8,229	8,505
Redeemed	(208,836)	(17,769)	(506,321)	(326,937)
Change in Investor Shares	(199,057)	177,632	917,938	291,516
Institutional Shares
Issued	281,828	2,451,512	1,653,438	1,621,434
Reinvested	71,613	6,889	16,150	13,922
Redeemed	(202,788)	(486,784)	(869,979)	(891,472)
Change in Institutional Shares	150,653	1,971,617	799,609	743,884
A Shares
Issued	8,119	1,210	211,343	239,500
Reinvested	2,527	354	3,142	6,065
Redeemed	(11,776)	(13,862)	(29,332)	(299,163)
Change in A Shares	(1,130)	(12,298)	185,153	(53,598)
C Shares
Issued	127	17	22,884	9,518
Reinvested	562	24	1,754	3,480
Redeemed	(351)	(1,130)	(58,628)	(62,947)
Change in C Shares	338	(1,089)	(33,990)	(49,949)
Change in shares:	(49,196)	2,135,862	1,868,710	931,853

See notes to financial statements.

Statements of Changes in Net Assets

February 28, 2022	Concluded

	Hedged Income Fund
	Six Months Ended February 28, 2022 (Unaudited)	For the period Dec. 28, 2020(a) through Aug. 31, 2021
From Investment Activities:
Operations:
Net investment income	$312,508	$204,903
Net realized gains/(losses) from investment transactions	(1,159,204)	(437,605)
Change in unrealized appreciation/(depreciation) on investments	(148,537)	1,337,293
Change in net assets resulting from operations	(995,233)	1,104,591

Distributions to Shareholders:
Investor Shares	(7,126)	(4,957)
Institutional Shares	(254,376)	(109,507)
A Shares	(18,187)	(5,444)
Change in net assets from shareholder distributions	(279,689)	(119,908)
Change in net assets from capital transactions	4,373,692	25,203,423
Change in net assets	3,098,770	26,188,106

Net Assets:
Beginning of period	26,188,106	—
End of period	$29,286,876	$26,188,106

Capital Transactions:
Investor Shares
Proceeds from shares issued	$77,966	$1,514,710
Dividends reinvested	7,126	4,957
Cost of shares redeemed	(1,064,597)	(113,901)
Change in net assets from Investor Shares	(979,505)	1,405,766
Institutional Shares
Proceeds from shares issued	5,977,368	23,430,996
Dividends reinvested	47,941	26,296
Cost of shares redeemed	(428,769)	(1,316,880)
Change in net assets from Institutional Shares	5,596,540	22,140,412
A Shares
Proceeds from shares issued	490,586	1,652,709
Dividends reinvested	17,367	4,822
Cost of shares redeemed	(751,296)	(286)
Change in net assets from A Shares	(243,343)	1,657,245
Change in net assets resulting from capital transactions:	$4,373,692	$25,203,423

Share Transactions:
Investor Shares
Issued	7,438	143,072
Reinvested	686	465
Redeemed	(100,689)	(10,567)
Change in Investor Shares	(92,565)	132,970
Institutional Shares
Issued	567,965	2,250,424
Reinvested	4,582	2,493
Redeemed	(40,820)	(123,673)
Change in Institutional Shares	531,727	2,129,244
A Shares
Issued	46,898	157,741
Reinvested	1,665	458
Redeemed	(71,704)	(28)
Change in A Shares	(23,141)	158,171
Change in shares:	416,021	2,420,385

(a)	Commencement of operations December 28, 2020.

See notes to financial statements.

Schedule of Portfolio Investments	U.S. Treasury Fund
February 28, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Treasury Obligations (22.6%)
U.S. Treasury Bills
$100,000,000	0.09%, 10/6/22 (a)	$99,944,337
50,000,000	0.16%, 6/23/22 (a)	49,975,063
Total U.S. Treasury Obligations (Cost $149,919,400)		149,919,400

Repurchase Agreements (68.3%)
15,000,000	Bank of Montreal, 0.02%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $15,000,008, Collateralized by various U.S. Treasury Obligations, (0.00%), (2/15/25 - 11/15/49), fair value of $15,300,000)	15,000,000
60,000,000	Credit Agricole CIB, 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $60,000,050, Collateralized by various U.S. Treasury Obligations, (1.00% - 3.38%), (1/15/25 - 2/15/46), fair value of $61,200,039)	60,000,000
150,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 0.05%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $150,000,208, Collateralized by U.S. Treasury Obligation, (5.00%), (5/15/37), fair value of $153,000,003)	150,000,000
10,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 0.02%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $10,000,006, Collateralized by various U.S. Treasury Obligations, (0.49% - 3.75%), (4/30/22 - 8/15/41), fair value of $10,200,071)	10,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued:
$100,000,000	Goldman Sachs & Co., 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $100,000,083, Collateralized by U.S. Treasury Obligation, (2.38%), (11/15/49), fair value of $102,000,052)	$100,000,000
30,000,000	Nomura Securities International, Inc., 0.05%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $30,000,042, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.00%), (5/12/22 - 11/15/50), fair value of $30,600,082)	30,000,000
90,000,000	RBC Dominion Securities, Inc., 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $90,000,075, Collateralized by various U.S. Treasury Obligations, (0.25% - 2.00%), (6/30/25 - 2/15/50), fair value of $91,800,176)	90,000,000
Total Repurchase Agreements (Cost $455,000,000)		455,000,000

Investment Companies (9.1%)
20,883,845	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.01%(b)	20,883,845
20,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 0.01%(b)	20,000,000
20,000,000	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.01%(b)	20,000,000
Total Investment Companies (Cost $60,883,845)		60,883,845

Total Investments (Cost $665,803,245) - 100.0%		665,803,245
Liabilities in excess of other assets — 0.0%^		(18,837)
Net Assets - 100.0%		$665,784,408

(a)	Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
^	Represents less than 0.05%.

See notes to financial statements.

Schedule of Portfolio Investments	Government Securities Money Market Fund
February 28, 2022 (Unaudited)

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value
U.S. Government Agency Securities (25.7%)
Federal Farm Credit Bank
$70,000,000	0.06% (SOFR + 1 bps), 7/1/22	$70,000,000
100,000,000	0.06% (SOFR + 1 bps), 3/3/23	99,997,460
		169,997,460
Federal Home Loan Bank
50,000,000	0.06% (SOFR + 1 bps), 3/25/22	50,000,000
70,000,000	0.06% (SOFR + 1 bps), 8/5/22, Callable 7/5/22 @100*	70,000,000
100,000,000	0.06% (SOFR + 1 bps), 8/15/22, Callable 7/15/22 @100*	100,000,000
170,000,000	0.06% (SOFR + 1 bps), 9/6/22	170,000,000
22,000,000	0.09% (Discount Note), 10/18/22 (a)	21,987,295
		411,987,295
Total U.S. Government Agency Securities (Cost $581,984,755)		581,984,755

U.S. Treasury Obligations (7.5%)
U.S. Treasury Bills
100,000,000	0.09%, 10/6/22(a)	99,938,711
70,000,000	0.12%, 4/14/22(a)	69,989,733
Total U.S. Treasury Obligations (Cost $169,928,444)		169,928,444

Repurchase Agreements (52.6%)
150,000,000	Bank of Montreal, 0.02%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $150,000,083, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.50%), (3/24/22 - 5/15/51), fair value of $153,000,000)	150,000,000
220,000,000	Credit Agricole CIB, 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $220,000,183, Collateralized by U.S. Treasury Obligation, (0.13%), (7/15/22), fair value of $224,400,002)	220,000,000
250,000,000	Fixed Income Clearing Corporation – Bank of New York Mellon, 0.05%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $250,000,347, Collateralized by U.S. Treasury Obligation, (3.00%), (2/15/48), fair value of $255,000,028)	250,000,000

Shares or
Principal		Amortized
Amount	Security Description	Cost or Value
Repurchase Agreements, continued:
$120,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 0.02%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $120,000,067, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.75%), (6/21/22 - 8/15/41), fair value of $122,400,131)	$120,000,000
100,000,000	Goldman Sachs & Co., 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $100,000,083, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.25%), (12/31/23 - 2/15/30), fair value of $102,000,010)	100,000,000
110,000,000	Nomura Securities International, Inc., 0.05%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $110,000,153, Collateralized by various U.S. Treasury Obligations, (0.13% - 1.00%), (4/15/25 - 2/15/52), fair value of $112,200,105)	110,000,000
240,000,000	RBC Dominion Securities, Inc., 0.03%, 3/1/22, (Purchased on 2/28/22, proceeds at maturity $240,000,200, Collateralized by various U.S. Government Agency Obligations and U.S. Treasury Obligations, (0.00% - 4.50%), (3/31/22 - 2/15/52), fair value of $244,800,106)	240,000,000
Total Repurchase Agreements (Cost $1,190,000,000)		1,190,000,000

Investment Companies (18.6%)
139,749,652	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.03%(b)	139,749,652
141,000,000	Federated Hermes Government Obligations Fund, Premier Class, 0.03%(b)	141,000,000
139,000,000	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 0.03%(b)	139,000,000
Total Investment Companies (Cost $419,749,652)		419,749,652

Total Investments (Cost $2,361,662,851) - 104.4%		2,361,662,851
Liabilities in excess of other assets — (4.4)%		(99,941,242)
Net Assets - 100.0%		$2,261,721,609

(a)	Zero coupon bond. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (33.3%)
$2,149,807	AccessLex Institute, Series 2007-A, Class A3, 0.80% (US0003M + 30 bps), 5/25/36, Callable 5/25/23 @ 100*	$2,092,543
292,932	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.79% (US0001M + 30 bps), 1/25/36, Callable 3/25/22 @ 100*	292,819
393,405	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 0.86% (US0001M + 65 bps), 6/28/44, Callable 3/28/22 @ 100*	393,487
820,590	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.81% (US0001M + 62 bps), 1/25/33, Callable 3/25/22 @ 100*	813,725
1,175,701	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.54% (US0001M + 135 bps), 10/25/37, Callable 3/25/23 @ 100*(a)	1,178,474
67	Citigroup Mortgage Loan Trust, Inc., Series 2005- WF1, Class A5, 5.01%, 11/25/34, Callable 3/25/22 @ 100*(b)	68
713,870	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46, Callable 3/18/23 @ 100*(a)	683,594
228	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 3/25/22 @ 100*(b)(c)	227
514,683	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 0.92% (US0001M + 49 bps), 2/25/36, Callable 3/25/22 @ 100*	514,585
1,357,894	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24 @ 100*(a)	1,368,486
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	798,822
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 2.06% (US0001M + 188 bps), 11/25/34, Callable 3/25/22 @ 100*	420,225
1,592,698	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/31 @ 100*(a)	1,551,779
622,952	GS Mortgage-Backed Securities, Series: 22-PJ1, Class AB, 2.50%, 5/28/52, Callable 3/25/48 @ 100*(a)(b)	610,760
345,000	Hi-Fi Music Ip Issuer II L.P, Series:22-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/22 @ 100*	351,145
30,331	Home Equity Asset Trust, Series 2005-7, Class M1, 0.64% (US0001M + 45 bps), 1/25/36, Callable 3/25/22 @ 100*	30,323
617,594	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 1.05% (US0001M + 86 bps), 3/25/35, Callable 3/25/22 @ 100*	617,133
42	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	42
785,000	Jack In The Box Funding LLC, Series:22-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @100*	781,086
542,185	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28, Callable 12/15/23 @ 100*(a)	541,296
1,734,291	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 2.96% (US0001M + 278 bps), 9/25/33, Callable 3/25/22 @ 100*	1,774,351

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities, continued:
$618,941	RAAC Trust, Series 2007-SP1, Class M1, 1.04% (US0001M + 86 bps), 3/25/37, Callable 3/25/22 @ 100*	$620,149
86,439	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 3/25/22 @ 100*	85,093
2,200	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.34%, 12/25/33, Callable 3/25/22 @ 100*(b)(c)	2,198
1,543,542	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	1,456,810
60,330	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 3/25/22 @ 100*(b)(c)	58,038
909,178	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 0.87% (US0001M + 68 bps), 4/25/33, Callable 3/25/22 @ 100*	906,817
1,077,542	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 0.91% (US0001M + 72 bps), 9/25/35, Callable 3/25/22 @ 100*	1,073,038
307,254	Structured Asset Securities Corp Mortgage Pass- Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 3/25/22 @ 100*(b)(c)	308,176
1,333,500	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/23 @ 100*(a)	1,376,839
604,599	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 8/20/22 @ 100*(a)	601,653
851,000	Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	864,667
651,725	ZAXBY’S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	636,828
Total Asset Backed Securities (Cost $23,208,589)		22,805,276

Mortgage Backed Securities† (32.7%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
84,358	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.93%, 2/25/36, Callable 3/25/22 @ 100*(b)	69,651
9,334	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.06%, 7/25/35, Callable 3/25/22 @ 100*(b)	7,707
12,977	Countrywide Alternative Loan Trust, Series 2005- 24, Class 1A1, 1.41% (12MTA + 131 bps), 7/20/35, Callable 3/19/22 @ 100*	11,047
1,106	Deutsche Mortgage Securities, Inc., Series 2006- ABR, Class A1B1, 0.29% (US0001M + 10 bps), 10/25/36, Callable 3/25/22 @ 100*	913
2,236	Deutsche Mortgage Securities, Inc., Series 2003- 4XS, Class A6A, 5.32%, 10/25/44, Callable 3/25/22 @ 100*(b)(c)	2,214
3,773	Deutsche Mortgage Securities, Inc., Series 2006- AB4, Class A1A, 6.00%, 10/25/36, Callable 3/25/22 @ 100*(b)	3,726
3,962	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.37%, 9/25/34, Callable 3/25/22 @ 100*(b)	3,934

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$17,023	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 2.62%, 4/21/34, Callable 3/21/22 @ 100*(b)	$17,041
377,126	Nomura Asset Acceptance Corp., Series 2005- AR4, Class 3A1, 2.95%, 8/25/35, Callable 3/25/22 @ 100*(b)	404,735
29,629	Residential Accredit Loans, Inc., Series 2004- QA4, Class NB21, 3.01%, 9/25/34, Callable 3/25/22 @ 100*(b)	30,447
15,170	Residential Accredit Loans, Inc., Series 2006- QA1, Class A21, 4.38%, 1/25/36, Callable 3/25/22 @ 100*(b)	13,305
		564,720
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
10,583	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 3/25/22 @ 100*	8,878
16,041	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 3/25/22 @ 100*	15,578
374	Countrywide Alternative Loan Trust, Series 2004- 12CB, Class 1A1, 5.00%, 7/25/19, Callable 3/25/22 @ 100*	374
12,835	Countrywide Alternative Loan Trust, Series 2005- J13, Class 2A3, 5.50%, 11/25/35, Callable 3/25/22 @ 100*	10,813
16,697	Countrywide Alternative Loan Trust, Series 2006- 2CB, Class A3, 5.50%, 3/25/36, Callable 3/25/22 @ 100*	9,811
17,277	Countrywide Alternative Loan Trust, Series 2006- 31CB, Class A16, 6.00%, 11/25/36, Callable 3/25/22 @ 100*	13,039
16,960	Countrywide Alternative Loan Trust, Series 2006- 43CB, Class 1A4, 6.00%, 2/25/37, Callable 3/25/22 @ 100*	12,244
120,587	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/22 @ 100*	71,053
59,871	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 3/25/22 @ 100*	57,005
126	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 3/25/22 @ 100*	124
720	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 11/25/23 @ 100*	699
3,361	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/22 @ 100*	3,404
278,648	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 3/25/22 @ 100*	282,010
19,254	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 3/25/22 @ 100*	19,966
2,966	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 3/25/22 @ 100*	3,018
1,522	Residential Accredit Loans, Inc., Series 2003- QS14, Class A1, 5.00%, 7/25/18, Callable 3/25/22 @ 100*	1,370

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$101	Residential Accredit Loans, Inc., Series 2004- QS13, Class CB, 5.00%, 9/25/19, Callable 3/25/22 @ 100*	$105
5,577	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19, Callable 3/25/22 @ 100*	5,234
24,083	Residential Accredit Loans, Inc., Series 2006- QS6, Class 1A2, 6.00%, 6/25/36, Callable 3/25/22 @ 100*	23,323
40,762	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 1/25/23 @ 100*	18,932
25,570	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 3/25/22 @ 100*	19,259
11,319	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 3/25/22 @ 100*	10,790
		587,029
Prime Adjustable Rate Mortgage Backed Securities (4.8%)
294	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.77%, 5/25/35(b)	294
328,931	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 3/25/22 @ 100*(b)(c)	72,141
608,633	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 0.26% (US0001M + 15 bps), 3/27/37(a)	599,956
4,184	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 2.25%, 6/25/34, Callable 3/25/22 @ 100*(b)	4,221
4,922	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 2.37%, 9/25/33, Callable 3/25/22 @ 100*(b)	4,928
5,938	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.71%, 2/25/36, Callable 3/25/22 @ 100*(b)	5,866
3,163	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.80%, 11/20/46, Callable 3/20/22 @ 100*(b)	3,013
5,105	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.11%, 9/25/34, Callable 3/25/22 @ 100*(b)	4,849
3,525	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.30%, 1/25/35, Callable 3/25/22 @ 100*(b)	3,473
4,070	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.38% (H15T1Y + 230 bps), 10/25/35, Callable 3/25/22 @ 100*	4,152
10,788	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 2.81%, 10/25/36, Callable 3/25/22 @ 100*(b)	10,532
7,657	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.33%, 3/25/31, Callable 3/25/22 @ 100*(b)	7,603
9,843	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.15%, 7/25/37, Callable 3/25/22 @ 100*(b)	9,037
6,031	Citigroup Mortgage Loan Trust, Inc., Series 2005- 3, Class 2A2A, 2.77%, 8/25/35(b)	6,219

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,625	Coast Savings & Loan Association, Series 1992-1, Class A, 2.22%, 7/25/22, Callable 3/25/22 @ 100*(b)	$5,632
3,395	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.12%, 2/25/34, Callable 3/25/22 @ 100*(b)	3,283
7,729	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.47%, 2/19/34, Callable 3/19/22 @ 100*(b)	7,998
30	Countrywide Home Loans, Series 2004-12, Class 10A1, 2.61%, 8/25/34, Callable 3/25/22 @ 100*(b)	30
232	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 3/25/22 @ 100*(b)	235
29,508	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.48%, 11/25/32, Callable 3/25/22 @ 100*(b)	16,039
24,174	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 2.86%, 11/25/34, Callable 3/25/22 @ 100*(b)	25,579
6,399	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.86%, 10/25/35, Callable 3/25/22 @ 100*(b)	6,389
40,310	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 2.85%, 11/19/35, Callable 3/19/22 @ 100*(b)	40,447
6,979	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 2.84%, 11/25/35, Callable 3/25/22 @ 100*(b)	7,098
17,707	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.10%, 4/25/35, Callable 3/25/22 @ 100*(b)	17,554
4,881	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.43%, 12/19/35, Callable 3/19/22 @ 100*(b)	4,729
62,399	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 2.95%, 1/19/35, Callable 3/19/22 @ 100*(b)	61,680
11,188	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.67%, 8/25/34, Callable 3/25/22 @ 100*(b)	11,103
20,572	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 2.89%, 7/25/36, Callable 3/25/22 @ 100*(b)	17,553
20,070	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 2.90%, 8/25/34, Callable 3/25/22 @100*(b)	20,491
33,094	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 2.99%, 8/25/36, Callable 3/25/22 @ 100*(b)	30,135
1,618	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 2.87%, 8/25/36, Callable 3/25/22 @ 100*(b)	1,452
522,748	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 1.91% (US0001M + 180 bps), 2/1/26, Callable 1/1/23 @ 100*(a)	522,213
600,000	Mello Warehouse Securitization Trust, Series 2021-2, Class C, 1.29% (US0001M + 110 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	595,554

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$1,000,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.44% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	$992,875
7,478	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.07%, 12/25/34, Callable 3/25/22 @ 100*(b)	7,568
859	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.23%, 2/25/34, Callable 9/25/26 @ 100*(b)	879
7,580	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 2.60%, 7/25/34, Callable 12/25/22 @ 100*(b)	7,757
3,411	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.53%, 8/25/34, Callable 9/25/28 @ 100*(b)	3,504
10,184	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 2.56%, 8/25/34, Callable 12/25/22 @ 100*(b)	10,389
2,402	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.42%, 2/25/34, Callable 3/25/22 @ 100*(b)	2,348
21,836	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.59%, 12/25/34, Callable 3/25/22 @ 100*(b)	21,375
6,679	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.56%, 12/27/35, Callable 3/25/22 @ 100*(b)	6,940
11,350	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 2.49%, 7/25/33, Callable 3/25/22 @ 100*(b)	11,784
5,115	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 1.03% (US0001M + 84 bps), 7/25/44, Callable 3/25/22 @100*	5,100
45,339	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.56%, 11/25/36, Callable 3/25/22 @ 100*(b)	44,275
3,714	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 2.60%, 6/25/34, Callable 3/25/22 @ 100*(b)	3,794
1,275	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.84%, 8/25/46, Callable 3/25/22 @ 100*(b)	1,267
7,412	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 2.89%, 9/25/36, Callable 3/25/22 @ 100*(b)	7,386
		3,258,719
Prime Fixed Mortgage Backed Securities (11.5%)
604,744	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, 7/25/66, Callable 9/25/23 @ 100*(a)(b)	587,239
886,739	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 3/25/22 @ 100*(a)(b)	885,592
2,145,250	Brean Asset Backed Securities Trust, Series RM1, Class A, 1.40%, 10/25/63, Callable 9/25/27 @ 100*(a)(b)	1,996,238
13,486	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 3/25/22 @100*	13,703

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$69,183	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 3/25/22 @100*	$71,657
12,360	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 3/25/22 @100*	12,800
3,516	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 3/25/22 @ 100*	3,461
66,156	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	67,697
11,313	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 3/25/22 @ 100*	11,525
17,311	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 3/25/22 @ 100*	18,398
38,795	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 3/25/22 @ 100*	14,828
197,748	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 3/25/22 @ 100*	205,432
682,030	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 7/25/22 @ 100*(a)(b)	684,916
17,846	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 3/25/22 @ 100*	17,356
21,220	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 4/25/28 @ 100*	11,943
642,921	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 8/25/23 @ 100*(a)(b)	636,509
482,182	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 6/25/24 @ 100*(a)(b)	477,902
10,101	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 3/25/22 @ 100*	7,259
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1.59% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,539,111
4,763	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 3/25/22 @ 100*	4,509
12,953	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 3/25/22 @ 100*	13,375
70,230	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/22 @ 100*	72,235
514,034	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 11/25/22 @ 100*(a)(b)	513,531
		7,867,216

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities (1.7%)
$236,057	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 5/25/26 @ 100*(a)(b)	$237,478
463,837	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 9/25/25 @ 100*(a)(b)	465,868
475,476	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 1/25/27 @ 100*(a)(b)	478,540
		1,181,886
U.S. Government Agency Mortgage Backed Securities (13.0%)
200,448	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	188,690
11,946	Fannie Mae, 1.67% (US0012M + 132 bps), 1/1/35, Pool #805386	12,240
418	Fannie Mae, 2.00% (H15T1Y + 192 bps), 12/1/22, Pool #303247	418
71,882	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	72,010
80,333	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	80,551
97,371	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	97,417
154,087	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	150,675
105,199	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	104,571
110,957	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	112,077
993	Fannie Mae, 2.27% (H15T1Y + 216 bps), 6/1/32, Pool #725286	993
24,313	Fannie Mae, 2.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	24,340
77,822	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	79,756
170,323	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	171,367
594,519	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	600,954
634,587	Fannie Mae, Series 2003-W14, Class 2A, 3.63%, 1/25/43, Callable 3/25/22 @ 100*(b)	659,288
1,618,203	Fannie Mae, Series 2003-W12, Class 3A, 3.68%, 3/25/43, Callable 3/25/22 @ 100*(b)	1,695,926
461,721	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 3/25/22 @ 100*(b)(c)	479,191
3,625	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 3/25/22 @ 100*(b)(c)	3,771
14	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	14
6,615	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 3/25/22 @ 100*(b)(c)	6,959
7,565	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 3/25/22 @ 100*(b)(c)	9,189
25	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	25
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,059
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.60%, 9/26/33, Callable 3/26/22 @ 100*(b)(c)	776,562

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$1,032,488	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 3/25/22 @ 100*	$1,087,075
57,177	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	57,204
528,534	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	526,072
3,002	Freddie Mac, 1.67% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,111
93,388	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	93,782
150,528	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	149,822
25,444	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	25,499
12,595	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	12,599
346,906	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	348,790
5,445	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	5,458
151,781	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	152,226
444,742	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	454,156
300,320	Freddie Mac, Series T-67, Class 1A1C, 3.03%, 3/25/36, Callable 3/25/22 @ 100*(b)	313,592
2,689	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	2,811
84	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 4/15/22 @ 100*	86
38	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 4/15/22 @ 100*	38
54	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 4/15/22 @ 100*	54
1,386	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,418
4,336	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 11/20/29, Pool #876947	4,337
7,523	Government National Mortgage Assoc., 1.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	7,706
359	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	360
1,249	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	1,269
757	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	762
1,243	Government National Mortgage Assoc., 2.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,258
329,755	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	326,552
1,921	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 1/20/25, Pool #8585	1,948
72	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	78
36	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	38
24	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	24

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$129	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	$130
		8,906,298
Total Mortgage Backed Securities (Cost $22,789,361)		22,365,868
Corporate Bonds (13.4%)
Aerospace & Defense (1.5%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	1,049,463
Banking (1.8%)
1,057,740	Southtrust Bank/Georgia, 7.74%, 5/15/25	1,223,433
Capital Markets (1.6%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 11/15/22 @ 100*	1,071,730
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	10,400
		1,082,130
Insurance (1.0%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	654,008
IT Services (1.7%)
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100*	1,151,117
Oil, Gas & Consumable Fuels (1.3%)
900,000	ONEOK, Inc., 2.20%, 9/15/25, Callable 8/15/25 @ 100*	891,082
Tobacco (4.5%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100*	2,283,585
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100*	805,848
		3,089,433
Total Corporate Bonds (Cost $10,281,916)		9,140,666

Taxable Municipal Bonds (2.0%)
Georgia (2.0%)
1,285,000	State of Georgia, Build America Bonds, GO, Series H,4.50%, 11/1/25	1,373,022
Total Taxable Municipal Bonds (Cost $1,360,658)		1,373,022

U.S. Government Agency Securities (1.9%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 3/15/22 @ 100*	918,877
Federal Home Loan Bank
370,000	0.75%, 6/30/25, Callable 3/30/22 @ 100*(b)	366,166
Total U.S. Government Agency Securities (Cost $1,370,000)		1,285,043

Investment in Affiliates (16.9%)
11,537,015	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	11,537,015
Total Investment in Affiliates (Cost $11,537,015)		11,537,015

Total Investments (Cost $70,547,539) - 100.2%		68,506,890
Liabilities in excess of other assets — (0.2)%		(142,180)
Net Assets - 100.0%		$68,364,710

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2022 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2022.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (16.6%)
$250,000	Amur Equipment Finance Receivables X LLC, Series:22-1A, Class C, 2.37%, 4/20/28, Callable 10/20/25 @ 100*(a)	$247,902
206,835	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 3/28/22 @ 100*(a)(b)	207,415
342,692	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45, Callable 11/18/22 @ 100*(a)	330,374
123,433	Cli Funding VIII LLC, Series:22-1A, Class A1, 2.72%, 1/18/47, Callable 1/18/24 @ 100*(a)	122,447
249,375	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	241,118
272,938	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(a)	265,316
280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	277,506
250,000	Hi-Fi Music Ip Issuer II L.P, Series:22-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/22 @ 100*(a)	254,453
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	283,776
197,135	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/25 @ 100*(a)	196,132
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	254,493
247,333	Textainer Marine Containers VII, Ltd., Series 2A, Class A, 2.23%, 4/20/46, Callable 4/20/23 @ 100*(a)	240,632
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	287,094
258,322	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	249,859
230,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	233,694
151,484	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	143,218
Total Asset Backed Securities (Cost $3,923,519)		3,835,429

Mortgage Backed Securities† (14.0%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
16,580	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.73% (US0001M + 54 bps), 8/25/35, Callable 3/25/22 @ 100*	16,580
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
48,137	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/22 @ 100*	40,260

2,919	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 3/25/22 @ 100*	2,816
8,995	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 3/25/22 @ 100*	9,164

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$63,467	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 3/25/22 @ 100*	$37,396
8,399	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 3/25/22 @ 100*	8,606
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 3/25/22 @ 100*	3,507
9,628	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 3/25/22 @ 100*	9,821
151	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 11/25/23 @ 100*	147
14,966	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/22 @ 100*	15,589
6,742	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 3/25/22 @ 100*	7,106
12,513	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 3/25/22 @ 100*	12,899
24,415	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 3/25/22 @ 100*	25,658
595	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 3/25/22 @ 100*(b)(c)	597
35,407	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.28%, 10/25/40, Callable 3/25/22 @ 100*(a)(b)	25,577
2	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18, Callable 3/25/22 @ 100*	2
22,411	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 3/25/22 @ 100*	13,921
36,469	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 3/25/22 @ 100*	24,281
40,749	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 3/25/22 @ 100*	33,603
38,946	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 3/25/22 @ 100*	37,811
		308,761
Prime Adjustable Rate Mortgage Backed Securities (3.0%)
5,037	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.62%, 11/20/34, Callable 3/20/22 @ 100*(b)	5,107
4,037	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.58%, 11/25/34, Callable 3/25/22 @ 100*(b)	4,309
1,554	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.66%, 10/25/33, Callable 3/25/22 @ 100*(b)	1,670

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$17	Countrywide Home Loans, Series 2004-12, Class 10A1, 2.61%, 8/25/34, Callable 3/25/22 @ 100*(b)	$17
10,470	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.73%, 2/25/34, Callable 3/25/22 @ 100*(b)	10,070
10,016	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.33%, 4/25/37, Callable 3/25/22 @ 100*(b)	9,042
17,210	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 2.59%, 2/25/35, Callable 3/25/22 @ 100*(b)	17,035
2,982	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 2.75% (US0003M + 101 bps), 4/25/36, Callable 3/25/22 @ 100*	2,898
191,057	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.18%, 9/25/35, Callable 3/25/22 @ 100*(b)	195,289
15,404	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.20%, 10/25/36, Callable 3/25/22 @ 100*(b)	12,960
198,308	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(a)	200,725
100,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.49% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	99,191
141,968	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 3/20/22 @ 100*(a)(b)	141,841
		700,154
Prime Fixed Mortgage Backed Securities (4.0%)
2,763	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 3/25/22 @ 100*(b)(c)	2,594
132,834	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 3/25/22 @ 100*(a)(b)	132,872
12,655	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 3/25/22 @ 100*	7,693
5,576	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	5,820
5,601	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 3/25/22 @ 100*	5,782
876	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 3/25/22 @ 100*	873
6,912	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 3/25/22 @ 100*	4,820
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 3/25/22 @ 100*	4,047
10,587	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 3/25/22 @ 100*	10,736
231,871	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 4/25/45 @ 100*(a)(b)	227,768

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$21,665	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 6/25/27 @ 100*(a)(b)	$21,716
140,012	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 6/25/25 @ 100*(a)(b)	138,624
155,129	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 3/25/22 @ 100*	156,574
102	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 3/25/22 @ 100*	102
605	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 3/25/22 @ 100*	637
1,279	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 3/25/22 @ 100*	1,308
27,930	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 2/25/30 @ 100*	24,919
8,714	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/22 @ 100*	8,963
60	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 3/28/22 @ 100*	62
788	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 3/25/22 @ 100*	802
444	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 7/25/27 @ 100*	466
167,642	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 4/25/40 @ 100*(a)(b)	164,361
		921,539
Subprime Mortgage Backed Securities (0.7%)
46,807	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 6/25/25 @ 100*(a)(b)	47,101
113,825	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 12/25/25 @ 100*(a)(b)	115,087
		162,188
U.S. Government Agency Mortgage Backed Securities (4.9%)
1,446	Fannie Mae, 1.88% (US0012M + 162 bps), 9/1/33, Pool #739372	1,449
3	Fannie Mae, Series 1992-45, Class F, 1.97% (T7Y), 4/25/22	3
114,475	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	114,825
1,790	Fannie Mae, 2.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,791
71,210	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	71,884
64,302	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	64,648
36,585	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	36,520

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$125,139	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	$126,805
214,629	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	229,348
96	Fannie Mae, 6.00%, 4/1/35, Pool #735503	107
640	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	712
9,448	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 3/25/22 @ 100*	10,862
343	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 3/25/22 @ 100*	384
2	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	2
73,964	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	73,619
44,242	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	44,047
59,196	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	59,181
203,129	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	204,144
8,529	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	8,475
172	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 4/15/22 @ 100*	174
423	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 4/15/22 @ 100*	440
774	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 4/15/22 @ 100*	840
24	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 4/15/22 @ 100*	24
91	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 4/15/22 @ 100*	91
70,662	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	69,975
13,385	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	13,507
3,872	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	3,888
44	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	47
152	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	159
33	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	35
12	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	12
811	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	858
2,633	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	2,809
		1,141,665
Total Mortgage Backed Securities (Cost $3,272,305)		3,250,887
Corporate Bonds (28.1%)
Aerospace & Defense (2.0%)
450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	450,030
Airlines (1.0%)
227,518	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 4/15/29	240,325

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Banks (3.1%)
$510,000	Bank of America Corp., 1.90%, 7/23/31, Callable 7/23/30 @ 100, MTN *(b)	$460,862
250,000	Wells Fargo & Co., 2.88%, 10/30/30, Callable 10/30/29 @ 100, MTN *(b)	245,626
		706,488
Capital Markets (1.3%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	297,214
Diversified Financial Services (1.3%)
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%, 11/1/25, Callable 8/1/25 @ 100 *	309,144
Diversified Telecommunication Services (1.5%)
310,000	At&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100 *	336,870
Electric Utilities (1.2%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	282,798
Electrical Equipment (1.0%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	237,631
Equity Real Estate Investment Trusts (0.4%)
90,777	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	91,799
Food Products (1.3%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	309,091
Health Care Providers & Services (2.7%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	223,990
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	391,050
		615,040
Hotels, Restaurants & Leisure (1.9%)
425,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	444,882
Household Durables (1.8%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	422,073
Insurance (1.3%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	304,395
Internet & Direct Marketing Retail (1.5%)
335,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	344,694
Multiline Retail (1.0%)
235,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100 *	236,596
Oil, Gas & Consumable Fuels (1.7%)
380,000	HollyFrontier Corp., 2.63%, 10/1/23	381,817
Semiconductors & Semiconductor Equipment (2.1%)
24,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	22,280
451,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	473,122
		495,402
Total Corporate Bonds (Cost $6,690,684)		6,506,289

Taxable Municipal Bonds (17.3%)
Alabama (1.3%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	308,677

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Arizona (1.1%)
$250,000	City of Glendale Arizona, Certificate participation, 0.90%, 7/1/24	$244,040
California (2.6%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	607,581
Colorado (1.3%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	147,904
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	145,322
		293,226
New York (2.6%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @ 100	305,105
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	305,109
		610,214
Rhode Island (1.8%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	412,252
Texas (3.4%)
500,000	Austin Community College District Revenue, 0.93%,2/1/25	484,907

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Texas, continued:
$300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	$304,101
		789,008
Virginia (1.2%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26, HUD: US DEPT OF HSG AND URBAN DEV	268,437
Washington (1.3%)
300,000	Pierce County School District No. 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	295,542
Wisconsin (0.7%)
165,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	170,518
Total Taxable Municipal Bonds (Cost $3,998,522)		3,999,495

U.S. Government Agency Securities (1.1%)
Federal Home Loan Banks
250,000	0.63%, 8/16/28, Callable 5/16/22 @ 100 *(b)	241,975
Total U.S. Government Agency Securities (Cost $250,000)		241,975

U.S. Treasury Obligations (17.5%)
U.S. Treasury Notes
775,000	1.25%, 8/15/31	735,766
2,193,000	2.00%, 4/30/24	2,216,386
1,082,000	2.25%, 2/15/27	1,108,416
Total U.S. Treasury Obligations (Cost $4,175,550)		4,060,568

Investment in Affiliates (4.9%)
1,145,624	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	1,145,624
Total Investment in Affiliates (Cost $1,145,624)		1,145,624

Total Investments (Cost $23,456,204) - 99.5%		23,040,267
Other assets in excess of liabilities — 0.5%		122,571
Net Assets - 100.0%		$23,162,838

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2022.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SCH BD GTY	School Board Guaranty
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (17.4%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$788,616
509,452	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 3/28/22 @ 100*(a)(b)	510,882
18,743	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 3/25/22 @ 100*(b)(c)	18,654
513,339	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 10/25/25 @ 100*(a)	518,328
1,100,000	CoreVest American Finance Trust, Series 2021-2, Class B, 2.38%, 7/15/54, Callable 6/15/31 @ 100*(a)	999,164
997,500	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	964,473
1,115,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,105,070
1,000,000	Hi-Fi Music Ip Issuer II L.P, Series:22-1A, Class A2, 3.94%, 2/1/62, Callable 5/1/22 @ 100*(a)	1,017,812
1,000,610	Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.43%, 11/15/39(a)	963,501
675,000	Jack In The Box Funding LLC, Series:22-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	671,635
838,062	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(a)	822,468
867,822	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 3/20/25 @ 100*(a)	863,407
1	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 3/25/22 @ 100*(b)	1
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	422,458
1,044,100	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	1,061,286
921,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(a)	940,396
24,428	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 3/25/22 @ 100*(a)	23,883
648,225	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	686,367
865,608	Textainer Marine Containers VIII, Ltd., Series 2A-A, Class A, 2.10%, 9/20/45, Callable 9/20/22 @ 100*(a)	837,941
968,625	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(a)	916,989
922,083	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(a)	878,770
488,681	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/22 @ 100*(a)	473,688

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued:
$1,104,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100 *(a)	$1,121,730
715,407	Willis Engine Structured Trust III, Series:17-A, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	702,196
664,576	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	628,311
527,350	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100 *(a)	515,296
Total Asset Backed Securities (Cost $18,990,142)		18,453,322

Mortgage Backed Securities† (15.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
53,488	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.73% (US0001M + 54 bps), 8/25/35, Callable 3/25/22 @ 100*	53,490
57,731	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 2.89%, 11/25/36, Callable 9/25/23 @ 100*(b)	36,796
4,575	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 3/25/22 @ 100*(b)(c)	4,597
		94,883
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
8,414	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 3/25/22 @ 100 *	8,265
28,882	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/22 @ 100 *	24,156
21,389	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 3/25/22 @ 100 *	10,702
47,166	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 3/25/22 @ 100 *	42,196
6,606	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 3/25/22 @ 100 *	6,716
23,094	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 3/25/22 @ 100 *	15,140
154,736	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 3/25/22 @ 100 *	97,136
179,592	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 6/25/23 @ 100 *	107,091
1,379	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 3/25/22 @ 100 *	1,243
15,073	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 6/25/23 @ 100 *	14,762
40,262	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/22 @ 100 *	40,774
14,966	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/22 @ 100 *	15,589

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A – Fixed Rate Mortgage Backed Securities, continued:
$14,721	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 8/25/22 @ 100*	$14,300
758	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 3/25/22 @ 100*	780
7,256	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 3/25/22 @ 100*	7,464
963,115	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 5/15/23 @ 100*	970,645
		1,376,959
Prime Adjustable Rate Mortgage Backed Securities (4.2%)
463,496	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 6/25/40 @ 100*(a)(b)	455,909
967,280	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 9/25/33 @ 100*(a)(b)	948,350
127,885	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.55%, 8/25/35, Callable 3/25/22 @ 100*(b)	129,250
3,858	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 2.97%, 6/25/36, Callable 3/25/22 @ 100*(b)	3,103
944,322	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(a)	955,832
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.89% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	495,568
150,000	Mello Warehouse Securitization Trust, Series 2021-1, Class 21-C, 1.29% (US0001M + 110 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	148,910
270,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.49% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	267,817
11,332	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 1.86%, 4/25/29, Callable 3/25/22 @ 100*(b)	10,995
1,050,471	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	1,030,572
3,977	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 2.71%, 6/25/36, Callable 3/25/22 @ 100*(b)	3,036
		4,449,342
Prime Fixed Mortgage Backed Securities (5.0%)
407,904	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 7/25/22 @ 100*(a)(b)	405,210
2,839	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 3/25/22 @ 100*	2,303
106,397	Chaseflex Trust, Series 2006-2, Class A5, 4.48%, 9/25/36,Callable 3/25/22 @ 100*(b)	104,308
1,346,270	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 2/25/37 @ 100*(a)(b)	1,324,972
15,163	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	15,828

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/22 @ 100*	$2,022
3,448	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 3/25/22 @ 100*	3,519
3,392	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 3/25/22 @ 100*	3,473
92,165	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 3/25/22 @ 100*	39,523
107	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%,8/21/31	110
1,198	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 3/25/22 @ 100*(b)(c)	1,216
1,000,000	GS Mortgage-Backed Securities Trust 2022-Mm1, Series:22-MM1, Class A8, 2.50%, 7/25/52, Callable 11/25/40 @ 100*(a)(b)	984,180
14,134	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.57%, 4/25/36, Callable 3/25/22 @ 100*(b)	12,822
19,020	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 3/25/22 @ 100*	18,907
839,200	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/1/51, Callable 7/25/37 @ 100*(a)(b)	826,509
3,976	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 3/25/22 @ 100*	4,097
95,146	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 3/25/22 @ 100*	92,748
36,494	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 3/25/22 @ 100*	7,280
183,079	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 3/25/22 @ 100*	182,018
4,805	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 3/25/22 @ 100*	4,953
39,910	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 7/25/27 @ 100*	41,876
745,077	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable4/25/40 @ 100*(a)(b)	730,495
345,037	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 7/25/22 @ 100*(a)(b)	346,729
119,143	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 3/20/22 @ 100*(a)(b)	119,241
		5,274,339
Subprime Mortgage Backed Securities (0.7%)
290,040	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 1/25/27 @ 100*(a)(b)	291,910

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$124,820	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 6/25/25 @ 100*(a)(b)	$125,602
322,503	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 12/25/25 @ 100*(a)(b)	326,079
		743,591
U.S. Government Agency Mortgage Backed Securities (4.2%)
212,324	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	209,613
270,619	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	271,446
276,916	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	275,553
123,199	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	122,159
468,628	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	464,381
167,997	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	167,234
9,239	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	9,237
137,402	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	135,761
118,996	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	120,122
179,891	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	179,876
48,227	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	48,486
261,860	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	264,735
251,152	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	254,496
729,739	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	779,783
12,285	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/22 @ 100*(b)(c)	13,043
228	Fannie Mae, 5.00%, 8/1/33, Pool #730856	253
105	Fannie Mae, 5.00%, 7/1/35, Pool #832198	116
143	Fannie Mae, 5.50%, 2/1/33, Pool #683351	157
89	Fannie Mae, 5.50%, 9/1/34, Pool #725773	100
1,286	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	1,392
877	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	898
23,651	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.12%, 8/25/42, Callable 3/25/22 @ 100*(b)	24,254
1,424	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	1,424
90,317	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	89,894
98,660	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	98,634
2,099	Freddie Mac, 2.25% (H15T1Y + 213 bps), 4/1/24, Pool #409624	2,100
227,520	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	228,187
113,353	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	117,254

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$42,882	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	$44,304
408	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	423
196	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	214
1,063	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,158
620	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	698
7,623	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	8,334
26	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 4/15/22 @ 100*	26
153,100	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	151,613
270,383	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	276,661
100,624	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	104,110
14,491	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	15,034
590	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	595
3,136	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	3,361
1,167	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	1,181
		4,488,300
Total Mortgage Backed Securities (Cost $16,594,669)		16,427,414

Corporate Bonds (33.5%)
Aerospace & Defense (1.4%)
1,450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100 *	1,450,097
Airlines (2.1%)
1,151,159	Alaska Airlines 2020-1, 4.80%, 2/15/29 (a)	1,211,825
915,324	United Airlines Pass Through Trust, Series 2020- 1, Class A, 5.88%, 4/15/29	966,845
		2,178,670
Banks (3.8%)
2,075,000	Bank of America Corp., 3.31%, 4/22/42, Callable 4/22/41 @ 100 *(b)	1,984,141
1,100,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,051,991
1,100,000	Wells Fargo & Co., 3.07%, 4/30/41, Callable 4/30/40 @ 100 *(b)	1,022,789
		4,058,921
Beverages (0.8%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	800,601
Capital Markets (2.2%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,332,337
1,000,000	LSEGA Financing PLC, 1.38%, 4/6/26, Callable 3/6/26 @ 100 *(a)	953,345
		2,285,682
Diversified Financial Services (0.8%)
850,000	Korea Development Bank, 2.75%, 3/19/23	860,242
Diversified Telecommunication Services (1.3%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100 *	1,387,593

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Electric Utilities (1.0%)
$1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100 *	$1,028,355
Electrical Equipment (0.9%)
1,000,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	950,524
Equity Real Estate Investment Trusts (1.1%)
136,166	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	137,699
1,100,000	SBA Tower Trust, 1.88%, 7/15/50, Callable 1/15/25 @ 100 *(a)	1,075,209
		1,212,908
Food & Staples Retailing (0.4%)
500,000	Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 *	476,147
Food Products (2.1%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,127,825
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *	301,517
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	850,002
		2,279,344
Health Care Providers & Services (3.5%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	995,513
725,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	718,654
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	1,021,515
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	940,632
		3,676,314
Hotels, Restaurants & Leisure (2.7%)
1,500,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	1,570,173
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	347,587
1,000,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100 *	972,980
		2,890,740
Household Durables (0.6%)
620,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	654,213
Insurance (1.1%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,116,115
Internet & Direct Marketing Retail (1.0%)
1,000,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100 *	1,028,937
IT Services (1.8%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,047,950
770,000	Western Union Co. (The), 6.20%, 11/17/36	879,713
		1,927,663
Oil, Gas & Consumable Fuels (1.8%)
1,000,000	HollyFrontier Corp., 2.63%, 10/1/23	1,004,783
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	956,189
		1,960,972
Semiconductors & Semiconductor Equipment (2.1%)
97,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 * (a)	90,046

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Semiconductors & Semiconductor Equipment, continued:
$1,778,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	$1,865,214
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	303,620
		2,258,880
Specialty Retail (1.0%)
1,000,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100 *	1,102,725
Total Corporate Bonds (Cost $36,598,144)		35,585,643

Taxable Municipal Bonds (14.1%)
Kentucky (0.7%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	747,848
Massachusetts (1.1%)
1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	1,165,132
Michigan (1.4%)
500,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	495,887
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @100	1,016,140
		1,512,027
New York (1.2%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,313,194
Oklahoma (2.6%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @ 100	531,262
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @ 100	443,504
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,780,086
		2,754,852
Oregon (0.9%)
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	936,613
Pennsylvania (1.2%)
1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,209,018
Texas (3.0%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,121,719
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,144,333
785,000	Texas Transportation Commission State Highway Fund Revenue,5.18%,4/1/30	912,127
		3,178,179
Washington (2.0%)
1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	1,121,735
1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%,12/1/33, SCH BD GTY	1,029,212
		2,150,947
Total Taxable Municipal Bonds (Cost $15,094,002)		14,967,810

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2022 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
U.S. Government Agency Securities (1.9%)
Federal Home Loan Banks
$2,075,000	0.63%, 8/26/26, Callable 5/26/22 @ 100 *(b)	$2,015,486
Total U.S. Government Agency Securities (Cost $2,075,000)		2,015,486

U.S. Treasury Obligations (15.2%)
U.S. Treasury Bonds
3,405,000	1.75%, 8/15/41	3,113,447
3,954,000	2.00%, 8/15/51	3,779,777
		6,893,224
U.S. Treasury Notes
3,255,000	1.13%, 2/15/31	3,065,421

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations, continued:
U.S. Treasury Notes, continued:
$1,772,000	2.00%, 4/30/24	$1,790,897
4,233,000	2.25%, 2/15/27	4,336,345
		9,192,663
Total U.S. Treasury Obligations (Cost $16,378,224)		16,085,887

Investment in Affiliates (2.1%)
2,185,998	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	2,185,998
Total Investment in Affiliates (Cost $2,185,998)		2,185,998

Total Investments (Cost $107,916,179) - 99.7%		105,721,560
Other assets in excess of liabilities — 0.3%		268,059
Net Assets - 100.0%		$105,989,619

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2022.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2022 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (13.5%)
$373,125	AB Issuer LLC, Series 2021-1, Class A2, 3.73%, 7/30/51, Callable 1/30/26 @ 100*(a)	$365,521
76,345	ABFC Trust, Series 2005-AQ1, Class A6, 4.47%, 1/25/35, Callable 3/25/22 @ 100*(b)(c)	77,758
600,000	Amur Equipment Finance Receivables LLC, Series 2021-1A, Class E, 4.13%, 3/20/28, Callable 12/20/24 @ 100*(d)	583,570
270,626	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 0.74% (US0001M + 56 bps), 1/25/35, Callable 3/25/22 @ 100*(a)	269,218
4,912	Bayview Financial Mortgage Pass Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35, Callable 3/28/22 @ 100*(b)	4,876
21,153	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57, Callable 4/28/22 @ 100*(a)(b)	21,064
18,896	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.49% (US0001M + 130 bps), 3/25/37, Callable 11/25/24 @ 100*(a)	18,888
18,166	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 3/25/22 @100*	18,246
40,855	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 2.59% (US0001M + 160 bps), 9/25/35, Callable 3/25/22 @ 100*(a)	41,725
80,859	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 4.71%, 12/25/37, Callable 3/25/22 @ 100*(a)(b)(c)	80,879
20,171	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.79%, 11/25/34, Callable 3/25/22 @ 100*(b)(c)	20,337
145,983	GSAMP Trust, Series 2006-HE1, Class M1, 0.77% (US0001M + 39 bps), 1/25/36, Callable 3/25/22@100*	146,033
24,293	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 1.59% (US0001M + 210 bps), 7/25/34, Callable 3/25/22 @ 100*	24,304
287,825	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, 4/30/51, Callable 10/30/26 @ 100*(a)	279,317
17,553	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.64%, 12/25/34, Callable 3/25/22 @ 100*(b)(c)	17,546
32,394	Residential Asset Securities Corp., Series 2004- KS8, Class MI1, 5.34%, 9/25/34, Callable 3/25/22 @ 100*(b)	32,577
33,614	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 0.34% (US0001M + 15 bps), 1/25/47, Callable 10/25/26 @ 100*	33,489
	Total Asset Backed Securities (Cost $2,065,064)	2,035,348

Mortgage Backed Securities† (36.7%)
Alt-A - Fixed Rate Mortgage Backed Securities (5.1%)
17,566	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC3, Class A1, 5.25%, 6/25/34, Callable 3/25/22 @ 100*(b)(c)	18,024
12,387	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 1A1, 5.50%, 7/25/34, Callable 3/25/22 @ 100*	12,550

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$13,633	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 3A1, 5.50%, 8/25/34, Callable 3/25/22 @ 100*	$13,814
89,140	Countrywide Alternative Loan Trust, Series 2003- 22CB, Class 1A1, 5.75%, 12/25/33, Callable 3/25/22 @ 100*	90,859
29,568	Countrywide Alternative Loan Trust, Series 2004- 16CB, Class 4A3, 6.00%, 8/25/34, Callable 3/25/22 @ 100*	29,907
24,715	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 3/25/22 @ 100*	24,835
10,742	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 3/25/22 @ 100*	11,065
83,775	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 3/25/22 @ 100*	86,204
111,716	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 3/25/22 @ 100*	115,279
27,385	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 3/25/22 @ 100*	27,905
259,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 3/25/22 @ 100*	263,774
65,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 3/25/22 @ 100*	65,402
19,101	Structured Asset Securities Corp., Series 2004- 4XS, Class A3A, 5.18%, 2/25/34, Callable 3/25/22 @ 100*(b)(c)	19,146
		778,764
Prime Adjustable Rate Mortgage Backed Securities (14.0%)
46,378	Citigroup Mortgage Loan Trust, Inc., Series 2004- UST1, Class A5, 1.95%, 8/25/34, Callable 3/25/22 @ 100*(b)	47,371
83,214	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.20%, 8/25/33, Callable 3/25/22 @ 100*(b)	84,479
297,461	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 2.61% (US0001M + 150 bps), 5/1/24(a)	301,087
—	LSTAR Securities Investment, Ltd., Series 2019-3, Class A2, 3.61% (US0001M + 250 bps), 4/1/24	—
544,679	LSTAR Securities Investment, Ltd., Series 2019-4, Class A2, 3.61% (US0001M + 250 bps), 5/1/24(a)	544,679
500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.44% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(a)	496,437
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class G, 4.56% (US0001M + 438 bps), 2/25/55, Callable 2/25/24 @ 100*(a)	498,453
41,648	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 0.60% (US0001M + 25 bps), 2/26/37(a)	41,646

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$26,572	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.45%, 9/25/34, Callable 3/25/22 @ 100*(b)	$27,146
31,008	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 2.56%, 7/25/34, Callable 3/25/22 @ 100*(b)	31,728
45,503	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.92%, 6/20/44, Callable 3/20/22 @ 100*(a)(b)	45,462
		2,118,488
Prime Fixed Mortgage Backed Securities (12.2%)
114,082	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 3/25/22 @ 100*	115,683
10,943	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 3/25/22 @ 100*	11,018
349,550	Brean Asset Backed Securities Trust, Series 2021- RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(d)	299,310
7,738	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 3/25/22 @ 100*	7,673
9,144	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 3/25/22 @ 100*	9,229
98,259	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 3/25/22 @ 100*	97,564
18,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 3/25/22 @ 100*	17,951
74,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 3/25/22 @ 100*	74,311
34,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 3/25/22 @ 100*	33,973
149,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 3/25/22 @ 100*	148,527
102,140	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 3/25/22 @ 100*	100,983
36,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/22 @ 100*	36,391
35,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 3/25/22 @ 100*	35,522
55,296	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 3/25/22 @ 100*	55,379
91,505	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 3/25/22 @ 100*	91,923
255,000	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.94% (US0001M + 475 bps), 4/25/55, Callable 4/25/24 @ 100*(a)	252,924
415,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class F, 5.44% (US0001M + 525 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	412,008
52,000	WaMu Mortgage Pass-Through Certificate, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 3/25/22 @ 100*	52,588
		1,852,957

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities (5.4%)
$49,753	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	$49,402
75,655	Fannie Mae, Series 2003-W14, Class 2A, 3.63%, 1/25/43, Callable 3/25/22 @ 100*(b)	78,600
164,200	Fannie Mae, Series 2003-W13, Class AF5, 4.82%, 10/25/33, Callable 3/25/22 @ 100*(b)(c)	184,740
111,556	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/22 @ 100*(b)(c)	118,441
122,332	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 3/25/22 @ 100*	129,532
95,419	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	100,056
112,578	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	118,437
31,478	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 8/25/25 @ 100*	31,841
		811,049
Total Mortgage Backed Securities (Cost $5,580,908)		5,561,258

Corporate Bonds (34.7%)
Aerospace & Defense (3.6%)
389,000	The Boeing Co., 8.75%, 9/15/31	541,907
Airlines (3.2%)
333,462	Alaska Airlines Pass Through Trust, Class B, 8.00%, 2/15/27 (a)	366,801
115,644	American Airlines Pass-Through Trust, Class A, 4.95%, 7/15/24	115,909
		482,710
Banks (5.2%)
543,000	Citigroup, Inc., 4.00% (H15T5Y + 360 bps), 12/31/99, Callable 12/10/25 @ 100 *	524,592
273,000	Wells Fargo & Co., 3.90% (H15T5Y + 345 bps), 12/31/99, Callable 3/15/26 @ 100 *	262,763
		787,355
Capital Markets (3.1%)
500,000	The Goldman Sachs Group, Inc., 3.80% (H15T5Y + 297 bps), 12/31/99, Callable 5/10/26 @ 100*	468,750
Chemicals (2.9%)
400,000	Monsanto Co., 5.50%, 7/30/35	440,801
Oil, Gas & Consumable Fuels (5.4%)
287,000	HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100*	289,075
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100*	29,058
425,000	ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100*	502,730
		820,863
Sovereign Bond (3.0%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22@100*	447,172
Technology Hardware, Storage & Peripherals (1.6%)
209,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100 *	248,752
Tobacco (6.7%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100*	199,893

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2022 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued:
Tobacco, continued:
$300,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100 *	$320,230
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	201,062
227,000	Reynolds American, Inc., 8.13%, 5/1/40	295,476
		1,016,661
Total Corporate Bonds (Cost $5,494,998)		5,254,971

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations (5.5%)
U.S. Treasury Bonds
$900,000	1.88%, 2/15/51	$834,680
Total U.S. Treasury Obligations (Cost $905,588)		834,680

Investment in Affiliates (8.9%)
1,346,326	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(e)	1,346,326
Total Investment in Affiliates (Cost $1,346,326)		1,346,326

Total Investments (Cost $15,392,884) - 99.3%		15,032,583
Other assets in excess of liabilities — 0.7%		100,405
Net Assets - 100.0%		$15,132,988

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2022.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2022, illiquid securities were 5.8% of the Fund’s net assets.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

Amounts shown as “—” are either 0 or round to less than 1.

H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2022 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds (99.6%)
Alaska (1.4%)
$400,000	City of Valdez Alaska Revenue, 0.08%, 12/1/29, Continuously Callable @ 100(a)	$400,000
Florida (4.8%)
1,375,000	County of Palm Beach Revenue, 0.21%, 7/1/32, Callable 4/1/22 @ 100, Northern Trust Co.*(a)	1,375,000
Illinois (10.4%)
300,000	Cook County School District No 81 Schiller Park, GO, 5.00%,12/1/23	319,316
405,000	Cook County School District No 88 Bellwood, GO, 4.00%,12/1/22, BAM	414,006
170,000	Grundy Kendall & Will Counties Community High School District No 111, GO, 4.00%, 5/1/23	175,457
130,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/22, AGM	131,975
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	205,812
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%,12/1/22, BAM	103,012
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGC	353,303
230,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/22	233,698
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	257,597
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/22	175,957
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/23	180,803
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	172,723
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23, AGM	266,122
		2,989,781
Indiana (1.8%)
510,000	Lafayette School Corp., GO, 3.00%, 1/15/23, ST INTERCEPT	517,926
Kansas (0.9%)
265,000	County of Pottawatomie KS, GO, Series A, 4.00%, 10/1/22	269,913
Kentucky (14.1%)
380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22, ST INTERCEPT	387,316
380,000	County of Madison KY, GO, Series B, 5.00%, 3/1/22	380,048
200,000	Kentucky Association of Counties Finance Corp. Revenue, 2.00%, 2/1/23	201,749
1,000,000	Kentucky Interlocal School Transportation Association, Certificate participation, 1.25%, 3/1/23, ST INTERCEPT	1,001,138
555,000	Kentucky State Property & Building Commission Revenue, 5.00%, 8/1/23	584,915
395,000	Leslie County School District Finance Corp. Revenue, 1.00%, 12/1/22, ST INTERCEPT	395,252
485,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/22, ST INTERCEPT	487,972

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Kentucky, continued:
$615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23, ST INTERCEPT	$622,836
		4,061,226
Louisiana (3.5%)
1,000,000	Louisiana Public Facilities Authority Revenue, Series B-3, 0.21%, 7/1/47, Continuously Callable @ 100(a)	1,000,000
Lousiana (1.1%)
325,000	Lafourche Parish School Board, GO, 5.00%, 3/1/22	325,040
Massachusetts (1.1%)
311,735	Town of Sherborn MA, GO, 1.00%, 8/24/22	311,767
Michigan (2.6%)
150,000	Central Michigan University Revenue, 5.00%, 10/1/23.	159,059
295,000	Charter Township of Brownstown MI, GO, 4.00%, 5/1/23	305,027
285,000	City of Gibraltar MI, GO, 3.00%, 11/1/23, BAM	293,245
		757,331
Mississippi (1.3%)
180,000	County of Jackson MS Revenue, 0.08%, 6/1/23, Callable 4/1/22 @ 100*(a)	180,000
200,000	Mississippi Business Finance Corp. Revenue, 0.08%, 11/1/35, Callable 4/1/22 @ 100*(a)	200,000
		380,000
Missouri (3.7%)
150,000	City of Sikeston MO Revenue, 3.00%, 6/1/22	150,854
200,000	County of Dunklin MO Revenue, 3.00%, 12/1/22	203,038
200,000	Nixa Public Schools, Certificate participation, 4.00%, 4/1/22	200,606
185,000	Nixa Public Schools, Certificate participation, 4.00%, 4/1/23	190,667
300,000	Polk County Reorganized School District No 1, GO, 4.00%, 3/1/23	308,620
		1,053,785
Montana (1.7%)
470,000	Four Corners County Water & Sewer District Special Assessment, Series A, 4.00%, 7/1/22, AGM	475,073
Nevada (1.9%)
525,000	Washoe County School District, GO, Series A, 5.00%, 6/1/23	551,178
North Dakota (0.7%)
200,000	City of Horace ND, GO, 3.00%, 5/1/23	203,905
Ohio (0.6%)
180,000	American Municipal Power, Inc. Revenue, 2.00%, 3/2/23	181,146
Pennsylvania (2.1%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	608,361
Rhode Island (1.1%)
300,000	Rhode Island Health And Educational Building Corp., GO, 4.00%, 5/15/23, AGM	310,970
Tennessee (7.2%)
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	257,486
500,000	County of Hawkins TN, GO, 3.00%, 3/1/22	500,035
1,300,000	Montgomery County Public Building Authority Revenue, 0.23%, 11/1/27, Callable 4/1/22 @ 100, Bank of America*(a)	1,300,000
		2,057,521

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2022 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas (27.9%)
$780,000	Austin Texas Hotel Occupancy Tax Revenue, 0.22%, 11/15/29, Continuously Callable @ 100, JPM(a)	$780,000
290,000	Barbers Hill Independent School District, GO, 5.00%, 2/15/23	300,770
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	197,194
420,000	Broaddus Independent School District, GO, Series A, 4.00%, 2/15/23, PSF-GTD	431,912
215,000	City of Austin Texas Revenue, 5.00%, 11/15/22, Continuously Callable @ 100, AGC	215,737
300,000	City of Edinburg Texas, GO, 5.00%, 3/1/23, AGM	312,015
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGC	101,199
100,000	City of Elgin Texas, GO, 4.00%, 7/15/22, AGC	101,199
100,000	City of Elgin Texas,GO, 4.00%, 7/15/23, AGC	103,759
100,000	City of Elgin Texas,GO, 4.00%, 7/15/23, AGC	103,759
270,000	City of Gonzales Texas, GO, 4.00%, 3/1/22	270,027
375,000	City of Haltom City Texas, GO, Series A, 5.00%, 2/1/23	388,520
220,000	City of Talty TX, GO, 3.00%, 3/15/23, AGM	223,981
400,000	East Cedar Creek Fresh Water Supply District Revenue, 3.00%, 1/1/23, AGM	406,632
265,000	Fort Bend County Municipal Utility District No 130, GO,2.00%, 9/1/22, AGM	266,465
165,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/22, AGC	165,016
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGC	185,099
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%, 9/1/23, AGM	228,982
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	692,412
170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%, 9/1/22, AGM	171,833

Shares or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$375,000	Harris County Municipal Utility District No 278, GO, 4.00%, 9/1/23, BAM	$390,311
570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	573,322
200,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/22, AGM	202,116
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	461,447
250,000	Kaufman County Municipal Utility District No 14, GO, 2.00%, 3/1/23, AGM	252,064
300,000	San Patricio Municipal Water District Revenue, 3.00%,7/10/23, AGM	307,200
165,000	Sienna Plantation Municipal Utility District No 12, GO, 3.00%, 9/1/22, AGC	166,828
		7,999,799
Wisconsin (7.3%)
250,000	City of Fond Du Lac WI Waterworks System Revenue, 4.00%, 9/1/22	253,958
830,000	City of Park Falls WI Water & Sewer System Revenue, 3.00%, 3/1/22	830,057
1,000,000	Milwaukee & Ozaukee County Joint School District No 2 Fox Point & Bayside Revenue, 1.00%, 8/30/22	999,685
		2,083,700
Wyoming (2.4%)
675,000	County of Lincoln Wyoming Revenue, Series E, 0.08%, 10/1/44, Continuously Callable @100, Exxon Mobil Corp.(a)	675,000
Total Municipal Bonds (Cost $28,721,038)		28,588,422

Investment in Affiliates (0.3%)
72,691	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	72,691
Total Investment in Affiliates (Cost $72,691)		72,691

Total Investments (Cost $28,793,729) - 99.9%		28,661,113
Other assets in excess of liabilities — 0.1%		31,818
Net Assets - 100.0%		$28,692,931

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 28, 2022.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
JPM	J.P. Morgan Chase Bank
PSF-GTD	Public School Fund Guaranteed

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2022 (Unaudited)

Shares	Security Description	Value
Common Stocks (96.3%)
Airlines (0.6%)
953	JetBlue Airways Corp.(a)	$14,552
Auto Components (0.6%)
378	Borg Warner, Inc.	15,502
Banks (1.8%)
168	East West Bancorp, Inc.	14,710
39	SVB Financial Group(a)	23,634
91	Webster Financial Corp.	5,479
		43,823
Biotechnology (2.0%)
119	Exact Sciences Corp.(a)	9,289
444	Neurocrine Biosciences, Inc.(a)	39,902
		49,191
Capital Markets (3.2%)
167	LPL Financial Holdings, Inc.	30,219
58	MSCI, Inc., Class A	29,098
96	Nasdaq, Inc.	16,430
		75,747
Chemicals (2.9%)
191	Albemarle Corp.	37,415
449	Axalta Coating Systems, Ltd.(a)	12,141
147	Celanese Corp., Class A	20,474
		70,030
Commercial Services & Supplies (0.4%)
145	Stericycle, Inc.(a)	8,462
Communications Equipment (1.6%)
317	Arista Networks, Inc.(a)	38,905
Construction & Engineering (0.7%)
147	Quanta Services, Inc.	16,014
Consumer Finance (1.5%)
843	Synchrony Financial	36,064
Containers & Packaging (1.8%)
128	Aptar Group, Inc.	15,600
78	Ball Corp.	7,000
335	Berry Global Group, Inc.(a)	20,318
		42,918
Diversified Consumer Services (0.7%)
619	H&R Block, Inc.	15,358
38	Terminix Global Holdings, Inc.(a)	1,617
		16,975
Diversified Financial Services (0.6%)
207	Voya Financial, Inc.	13,942
Electric Utilities (1.1%)
83	Alliant Energy Corp.	4,847
587	PPL Corp.	15,362
96	Xcel Energy, Inc.	6,464
		26,673
Electrical Equipment (3.0%)
90	Acuity Brands, Inc.	16,413
64	Generac Holdings, Inc.(a)	20,190
381	nVent Electric PLC	12,928
109	Regal-Beloit Corp.	17,478
189	Sunrun, Inc.(a)	5,156
		72,165
Electronic Equipment, Instruments & Components (1.6%)
219	CDW Corp.	37,769
Energy Equipment & Services (2.8%)
2,293	Baker Hughes Co.	67,368
Entertainment (0.1%)
11	Take-Two Interactive Software, Inc.(a)	1,782
Equity Real Estate Investment Trusts (7.6%)
549	Duke Realty Corp.	29,097
163	Extra Space Storage, Inc.	30,668
2,157	VICI Properties, Inc.	60,310

Shares	Security Description	Value
Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
749	Welltower, Inc.	$62,384
		182,459
Food Products (1.4%)
167	Darling Ingredients, Inc.(a)	12,104
122	Ingredion, Inc.	10,826
73	Kellogg Co.	4,668
94	Lamb Weston Holdings, Inc.	6,245
		33,843
Health Care Equipment & Supplies (5.9%)
326	Hologic, Inc.(a)	23,202
124	IDEXX Laboratories, Inc.(a)	66,011
54	Teleflex, Inc.	18,161
90	West Pharmaceutical Services, Inc.	34,837
		142,211
Hotels, Restaurants & Leisure (2.5%)
406	Hilton Worldwide Holdings, Inc.(a)	60,437
Household Products (1.3%)
208	The Clorox Co.	30,324
Independent Power and Renewable Electricity Producers (0.5%)
519	AES Corp.	11,018
Insurance (4.9%)
256	Brighthouse Financial, Inc.(a)	13,379
67	Principal Financial Group, Inc.	4,733
47	Reinsurance Group of America, Inc.	5,210
57	The Hanover Insurance Group, Inc.	7,952
918	The Hartford Financial Services Group, Inc.	63,783
826	Unum Group	23,062
		118,119
Internet & Direct Marketing Retail (1.7%)
269	Etsy, Inc.(a)	41,665
IT Services (4.2%)
292	Alliance Data Systems Corp.	19,695
500	Genpact, Ltd.	20,920
43	Okta, Inc.(a)	7,862
927	Switch, Inc., Class A	24,121
579	Teradata Corp.(a)	28,944
		101,542
Life Sciences Tools & Services (2.4%)
34	Bio-Rad Laboratories, Inc., Class A(a)	21,283
44	Charles River Laboratories International, Inc.(a)	12,811
74	Waters Corp.(a)	23,438
		57,532
Machinery (4.2%)
377	Allison Transmission Holdings, Inc.	15,057
83	Graco, Inc.	5,984
944	Pentair PLC	54,667
181	The Timken Co.	11,866
155	The Toro Co.	14,541
		102,115
Media (1.7%)
14	Cable One, Inc.	20,060
595	The Interpublic Group of Cos., Inc.	21,896
Mortgage Real Estate Investment Trusts (1.6%)		41,956
3,064	AGNC Investment Corp.	39,556
Multiline Retail (0.3%)
329	Nordstrom, Inc.(a)	6,824
Multi-Utilities (1.6%)
168	CenterPoint Energy, Inc.	4,595
202	MDU Resources Group, Inc.	5,407
220	Public Service Enterprise Group, Inc.	14,263
156	WEC Energy Group, Inc.	14,177
		38,442

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2022 (Unaudited)	Concluded

Shares	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels (2.3%)
2,024	EQT Corp.	$46,835
139	ONEOK, Inc.	9,077
		55,912
Personal Products (0.5%)
1,279	Coty, Inc.(a)	11,728
Professional Services (4.7%)
302	Booz Allen Hamilton Holding Corp.	24,368
176	Leidos Holdings, Inc.	17,924
208	ManpowerGroup, Inc.	22,106
949	Nielsen Holdings PLC	16,532
131	Robert Half International, Inc.	15,758
118	Science Applications International Corp.	10,347
40	Verisk Analytics, Inc.	7,094
		114,129
Road & Rail (2.1%)
163	Old Dominion Freight Line, Inc.	51,187
Semiconductors & Semiconductor Equipment (4.6%)
650	ON Semiconductor Corp.(a)	40,696
679	Wolfspeed, Inc.(a)	69,747
		110,443
Software (4.5%)
153	Citrix Systems, Inc.	15,682
33	DocuSign, Inc.(a)	3,908
200	Dropbox, Inc., Class A(a)	4,538
115	Fortinet, Inc.(a)	39,620
161	New Relic, Inc.(a)	10,665

Shares	Security Description	Value
Common Stocks, continued:
Software, continued:
287	Zendesk, Inc.(a)	$33,484
		107,897
Specialty Retail (2.4%)
10	AutoZone,Inc.(a)	18,634
312	Foot Locker, Inc.	9,865
46	O’Reilly Automotive, Inc.(a)	29,865
		58,364
Technology Hardware, Storage & Peripherals (2.6%)
302	HP, Inc.	10,377
1,017	Western Digital Corp.(a)	51,806
		62,183
Textiles, Apparel & Luxury Goods (2.8%)
1,221	Hanesbrands, Inc.	18,865
149	Lululemon Athletica, Inc.(a)	47,671
		66,536
Trading Companies & Distributors (0.5%)
276	Air Lease Corp.	11,526
Water Utilities (0.5%)
85	American Water Works Co., Inc.	12,843
Total Common Stocks (Cost $2,111,863)		2,318,673

Investment in Affiliates (1.7%)
40,385	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	40,385
Total Investment in Affiliates (Cost $40,385)		40,385

Total Investments (Cost $2,152,248) - 98.0%		2,359,058
Other assets in excess of liabilities — 2.0%		48,238
Net Assets - 100.0%		$2,407,296

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (90.6%)
Aerospace & Defense (2.5%)
2,360	General Dynamics Corp.	$553,302
1,345	Lockheed Martin Corp.	583,461
1,346	Northrop Grumman Corp.	595,120
		1,731,883
Airlines (1.2%)
21,270	Delta Air Lines, Inc.(a)	849,098
Auto Components (1.1%)
6,090	Aptiv PLC(a)	788,290
Banks (2.0%)
9,748	JPMorgan Chase & Co.	1,382,266
Beverages (2.1%)
8,670	PepsiCo, Inc.	1,419,626
Biotechnology (1.1%)
3,335	Vertex Pharmaceuticals, Inc.(a)	767,117
Capital Markets (3.3%)
8,765	Intercontinental Exchange, Inc.	1,122,972
13,155	Morgan Stanley	1,193,685
		2,316,657
Construction & Engineering (2.0%)
18,918	AECOM	1,374,582
Consumer Finance (1.2%)
4,370	American Express Co.	850,140
Electric Utilities (1.6%)
27,100	FirstEnergy Corp.	1,134,135
Electronic Equipment, Instruments & Components (1.5%)
24,875	Corning, Inc.	1,004,950
Entertainment (1.6%)
7,455	The Walt Disney Co.(a)	1,106,769
Equity Real Estate Investment Trusts (1.8%)
8,675	Prologis, Inc.	1,265,249
Food Products (1.2%)
24,695	Conagra Brands, Inc.	863,584
Health Care Equipment & Supplies (1.6%)
10,675	Medtronic PLC	1,120,768
Health Care Providers & Services (3.4%)
2,700	Anthem, Inc.	1,219,995
10,845	CVS Health Corp.	1,124,084
		2,344,079
Hotels, Restaurants & Leisure (2.3%)
4,670	Airbnb, Inc., Class A(a)	707,458
4,370	Expedia Group, Inc.(a)	857,001
		1,564,459
Household Durables (1.5%)
215	NVR, Inc.(a)	1,066,065
Household Products (1.5%)
10,840	Church & Dwight Co., Inc.	1,060,694
Industrial Conglomerates (1.4%)
5,065	Honeywell International, Inc.	961,084
Insurance (3.4%)
13,475	Prudential Financial, Inc.	1,504,619
12,105	The Hartford Financial Services Group, Inc.	841,055
		2,345,674
Interactive Media & Services (3.4%)
865	Alphabet, Inc., Class C(a)	2,333,614
Internet & Direct Marketing Retail (3.2%)
713	Amazon.com, Inc.(a)	2,189,808
IT Services (3.5%)
3,827	Accenture PLC, Class A	1,209,408
3,335	MasterCard, Inc., Class A	1,203,335
		2,412,743

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Life Sciences Tools & Services (1.5%)
4,390	IQVIA Holdings, Inc.(a)	$1,010,227
Machinery (1.8%)
13,049	Westinghouse Air Brake Technologies Corp.	1,211,208
Media (1.1%)
18,690	Fox Corp., Class A	781,803
Oil, Gas & Consumable Fuels (3.4%)
26,685	BP PLC ADR	779,469
26,950	Devon Energy Corp.	1,604,872
		2,384,341
Pharmaceuticals (3.7%)
13,445	Bristol-Myers Squibb Co.	923,268
8,120	Johnson & Johnson	1,336,309
138,560	MediWound,Ltd.(a)	331,158
		2,590,735
Road & Rail (3.2%)
29,840	Uber Technologies, Inc.(a)	1,075,135
4,675	Union Pacific Corp.	1,149,817
		2,224,952
Semiconductors & Semiconductor Equipment (3.5%)
2,025	Broadcom, Inc.	1,189,566
6,534	NXP Semiconductors NV	1,242,244
		2,431,810
Software (14.3%)
42,319	American Software, Inc., Class A	929,749
5,045	Check Point Software TechnologiesLtd.(a)	730,920
11,295	Microsoft Corp.	3,374,833
2,225	Palo Alto Networks, Inc.(a)	1,322,206
26,880	Qualtrics International, Inc.(a)	815,270
3,355	salesforce.com, Inc.(a)	706,328
1,210	ServiceNow, Inc.(a)	701,703
23,720	Tenable Holdings, Inc.(a)	1,313,139
		9,894,148
Technology Hardware, Storage & Peripherals (6.8%)
22,816	Apple, Inc.	3,767,378
37,400	Pure Storage, Inc.(a)	970,156
		4,737,534
Textiles, Apparel & Luxury Goods (1.9%)
9,435	NIKE, Inc., Class B	1,288,349
Total Common Stocks (Cost$60,113,912)		62,808,441

Corporate Bonds (1.8%)
Hotels, Restaurants & Leisure (1.8%)
$1,152,000	Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27.	1,257,512
Total Corporate Bonds (Cost$1,089,997)		1,257,512

Investment Companies (5.6%)
126,255	ProShares Ultrapro Short S&P 500	1,938,014
46,320	Proshares Ultrashort S&P 500	1,896,341
Total Investment Companies (Cost $4,268,848)		3,834,355

Investment in Affiliates (1.4%)
979,354	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	979,354
Total Investment in Affiliates (Cost $979,354)		979,354

Total Investments (Cost $66,452,111) - 99.4%		68,879,662
Other assets in excess of liabilities — 0.6%		443,741
Net Assets - 100.0%		$69,323,403

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2022 (Unaudited)	Concluded

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.

ADR	American Depositary Receipt

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 28, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Common Stocks (90.6%)
Auto Components (1.3%)
5,800	Aptiv PLC(a)	$750,752
Automobiles (1.1%)
13,000	General Motors Co.(a)	607,360
Chemicals (1.8%)
3,000	Albemarle Corp.	587,670
41,000	Umicore SA ADR	419,020
		1,006,690
Construction & Engineering (1.1%)
10,000	Ameresco, Inc.(a)	642,500
Electric Utilities (0.1%)
42	ALLETE, Inc.	2,643
22	American Electric Power Co., Inc.	1,994
119	Duke Energy Corp.	11,949
31	Evergy, Inc.	1,935
62	Fortis, Inc.	2,841
365	NextEra Energy, Inc.	28,568
70	NRG Energy, Inc.	2,649
30	Otter Tail Corp.	1,856
25	Pinnacle West Capital Corp.	1,771
167	The Southern Co.	10,817
		67,023
Electrical Equipment (0.1%)
4,000	Vestas Wind Systems A/S ADR	43,360
Energy Equipment & Services (17.8%)
100,000	Baker Hughes Co.	2,938,000
76,399	Halliburton Co.	2,561,659
144	Helmerich & Payne, Inc.	5,217
57,672	Schlumberger NV	2,263,049
11,722	Tenaris SA ADR	303,951
52,000	Valaris, Ltd.(a)	2,118,480
		10,190,356
Gas Utilities (0.0%^)
45	Atmos Energy Corp.	4,942
20	Chesapeake Utilities Corp.	2,659
49	National Fuel & Gas Co.	3,050
30	Northwest Natural Holding Co.	1,560
27	Southwest Gas Holdings, Inc.	1,915
		14,126
Independent Power and Renewable Electricity Producers (0.0%^)
71	AES Corp.	1,507
152	Atlantica Yield PLC	5,130
63	Ormat Technologies, Inc.	4,495
70	Sunnova Energy International, Inc.(a).	1,411
52	Vistra Corp.	1,187
		13,730
Multi-Utilities (0.2%)
19	Consolidated Edison, Inc.	1,630
306	Dominion Resources, Inc.	24,336
32	DTE Energy Co.	3,891
259	MDU Resources Group, Inc.	6,933
500	National Grid PLC ADR	37,790
130	Sempra Energy	18,749
27	WEC Energy Group, Inc.	2,454
		95,783
Oil, Gas & Consumable Fuels (64.9%)
71,000	APA Corp.	2,529,730
86,643	BP PLC ADR	2,530,842
12,098	Chevron Corp.	1,742,112
24,568	ConocoPhillips	2,330,521
25,000	Continental Resources, Inc.	1,385,750
42,000	Devon Energy Corp.	2,501,100

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
17,000	Diamondback Energy, Inc.	$2,347,700
16	DTM idstream, Inc.	850
20,002	Enbridge, Inc.	863,686
11,035	EOGResources,Inc.	1,268,142
6,119	Exxon Mobil Corp.	479,852
21,000	Hess Corp.	2,122,260
2,118	Kinder Morgan, Inc.	36,853
105,000	Marathon Oil Corp.	2,368,800
30,285	Marathon Petroleum Corp.	2,358,293
52,000	Occidental Petroleum Corp.	2,273,960
18,193	ONEOK, Inc.	1,188,003
12,067	Pembina Pipeline Corp.	409,795
22,106	Phillips 66	1,862,209
10,500	Pioneer Natural Resources Co.	2,515,800
1,374	Shell PLC ADR	71,984
40,000	Suncor Energy, Inc.	1,221,200
13,440	TC Energy Corp.	721,862
7,543	TotalEnergies SE ADR	381,148
19,845	Valero Energy Corp.	1,657,256
		37,169,708
Semiconductors & Semiconductor Equipment (2.0%)
14,500	Infineon Technologies AG ADR	487,925
3,500	NXP Semiconductors NV	665,420
		1,153,345
Water Utilities (0.2%)
99	American States Water Co.	8,332
490	American Water Works Co., Inc.	74,034
1,091	Essential Utilities, Inc.	51,397
24	Middlesex Water Co.	2,400
35	SJW Group	2,282
		138,445
Total Common Stocks (Cost $38,072,761)		51,893,178

Corporate Bonds (4.5%)
Energy Equipment & Services (0.6%)
$350,000	Valaris, Ltd., 8.25%, 4/30/28, Callable 4/30/23 @ 104*	364,945

Oil, Gas & Consumable Fuels (3.9%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 4/8/22 @ 102*	249,062
400,000	CNX Resources Corp., 6.00%, 1/15/29, Callable 1/15/24 @ 105*(b)	408,480
500,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 9/4/26 @ 100*	477,180
1,075,000	Suncor Energy, Inc., 3.10%, 5/15/25, Callable 4/15/25 @ 100*	1,098,398
		2,233,120
Total Corporate Bonds (Cost $2,663,297)		2,598,065

Investment Companies (2.9%)
8,500	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	1,082,645
8,000	Invesco Solar ETF	571,760
Total Investment Companies (Cost$1,455,145)		1,654,405

Investment in Affiliates (1.3%)
716,437	Cavanal Hill Government Securities Money Market
	Fund, Select Shares, 0.01%(c)	716,437
Total Investment in Affiliates (Cost $716,437)		716,437

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 28, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates, continued:
Total Investments (Cost $42,907,640) - 99.3%		$56,862,085
Other assets in excess of liabilities — 0.7%		408,284
Net Assets - 100.0%		$57,270,369

The Advisor has determined that 42.4% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to financial statements.

Schedule of Portfolio Investments	Hedged Income Fund
February 28, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks+ (98.5%)
Beverages (8.1%)
7,100	PepsiCo, Inc.	$1,162,554
19,600	The Coca-Cola Co.	1,219,904
		2,382,458
Biotechnology (5.1%)
10,100	AbbVie, Inc.	1,492,477
Capital Markets (6.2%)
1,300	BlackRock, Inc.	967,057
9,500	Morgan Stanley	862,030
		1,829,087
Chemicals (3.8%)
18,800	Dow, Inc.	1,108,448
Communications Equipment (3.6%)
18,700	Cisco Systems, Inc.	1,042,899
Containers & Packaging (2.8%)
5,600	Packaging Corp. of America	824,264
Diversified Telecommunication Services (4.5%)
24,400	Verizon Communications, Inc.	1,309,548
Electric Utilities (8.1%)
10,100	American Electric Power Co., Inc.	915,565
14,400	Duke Energy Corp.	1,445,904
		2,361,469
Electrical Equipment (2.7%)
8,500	Emerson Electric Co.	789,820
Electronic Equipment, Instruments & Components (2.8%)
20,000	Corning, Inc.	808,000
Equity Real Estate Investment Trusts (6.7%)
5,000	Crown Castle International Corp.	832,950
29,100	STAG Industrial, Inc.	1,133,736
		1,966,686
Health Care Equipment & Supplies (2.5%)
6,900	Medtronic PLC	724,431
Hotels, Restaurants & Leisure (2.4%)
2,900	McDonald’s Corp.	709,833
Household Durables (1.8%)
4,900	Garmin, Ltd.	541,156
Industrial Conglomerates (3.3%)
6,500	3M Co.	966,225

Shares	Security Description	Value
Common Stocks+, continued:

Multiline Retail (2.1%)
3,100	Target Corp.	$619,287
Oil, Gas & Consumable Fuels (12.2%)
16,600	ONEOK, Inc.	1,083,980
15,100	Phillips 66	1,272,024
24,100	TotalEnergies SE ADR	1,217,773
		3,573,777
Pharmaceuticals (6.9%)
14,800	AstraZeneca PLC ADR	901,024
14,700	Merck & Co., Inc.	1,125,726
		2,026,750
Semiconductors & Semiconductor Equipment (6.8%)
2,500	Broadcom, Inc.	1,468,600
3,100	Texas Instruments, Inc.	526,969
		1,995,569
Specialty Retail (2.8%)
2,600	The Home Depot, Inc.	821,158
Trading Companies & Distributors (3.3%)
12,300	MSC Industrial Direct Co., Inc.	953,004
Total Common Stocks (Cost$28,074,647)		28,846,346

Purchased Options (1.7%)^
97	American Electric Power Co., Inc.	10,670
140	Duke Energy Corp.	25,200
125	ONEOK, Inc.	12,000
69	PepsiCo, Inc.	20,562
353	SPDR S&P 500 ETF Trust	425,718
189	The Coca-Cola Co.	10,395
236	Verizon Communications, Inc.	11,564
Total Purchased Options (Cost $372,908)		516,109

Investment in Affiliates (4.0%)
1,166,839	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(a)	1,166,839
Total Investment in Affiliates (Cost $1,166,839)		1,166,839

Total Investments (Cost $29,614,394) - 104.2%		30,529,294
Liabilities in excess of other assets — (4.2)%		(1,242,418)
Net Assets - 100.0%		$29,286,876

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2022.

+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

^	See Options table below for more details.

Schedule of Portfolio Investments	Hedged Income Fund
February 28, 2022 (Unaudited)	Concluded

At February 28, 2022, the Fund’s exchange traded options purchased were as follows:

	Put/		Expiration		Notional
Description	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value

American Electric Power Co., Inc.	Put	80.00 USD	6/17/22	97	$7,760	$10,670
Duke Energy Corp.	Put	90.00 USD	6/17/22	140	12,600	25,200
ONEOK, Inc.	Put	50.00 USD	7/15/22	125	6,250	12,000
PepsiCo, Inc.	Put	145.00 USD	6/17/22	69	10,005	20,562
SPDR S&P 500 ETF Trust	Put	395.00 USD	6/17/22	353	139,435	425,718
The Coca-Cola Co.	Put	50.00 USD	6/17/22	189	9,450	10,395
Verizon Communications, Inc.	Put	45.00 USD	6/17/22	236	10,620	11,564
Total (Cost $372,908)						$516,109

At February 28, 2022, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

3M Co.	Call	165.00 USD	3/11/22	63	$10,395	$(693)
Abbvie, Inc.	Call	125.00 USD	5/20/22	6	750	(14,190)
Abbvie, Inc.	Call	115.00 USD	1/20/23	90	10,350	(305,280)
American Electric Power Co., Inc.	Call	90.00 USD	5/20/22	96	8,640	(35,520)
AstraZeneca PLC-Spons ADR	Call	62.50 USD	3/18/22	144	9,000	(11,232)
BlackRock, Inc.	Call	785.00 USD	3/18/22	13	10,205	(6,864)
Broadcom, Inc.	Call	550.00 USD	3/18/22	24	13,200	(107,280)
Cisco Systems, Inc.	Call	60.00 USD	3/18/22	179	10,740	(2,148)
Corning, Inc.	Call	40.00 USD	3/18/22	190	7,600	(23,750)
Crown Castle International Corp.	Call	175.00 USD	3/18/22	49	8,575	(4,900)
Dow, Inc.	Call	61.00 USD	3/25/22	176	10,736	(19,008)
Duke Energy Corp.	Call	110.00 USD	3/18/22	140	15,400	(700)
Emerson Electric Co.	Call	97.00 USD	3/18/22	83	8,051	(4,731)
Garmin, Ltd.	Call	130.00 USD	3/18/22	48	6,240	(960)
McDonald’s Corp.	Call	265.00 USD	3/11/22	28	7,420	(280)
Merck & Co., Inc.	Call	82.00 USD	3/11/22	45	3,690	(270)
Merck & Co., Inc.	Call	80.00 USD	3/18/22	99	7,920	(2,970)
Morgan Stanley	Call	100.00 USD	3/18/22	93	9,300	(3,906)
MSC Industrial Direct Co., Inc.	Call	90.00 USD	3/18/22	118	10,620	(590)
ONEOK, Inc.	Call	60.00 USD	3/18/22	123	7,380	(73,800)
ONEOK, Inc.	Call	67.50 USD	3/18/22	37	2,498	(3,885)
Packaging Corp. of America	Call	145.00 USD	3/18/22	54	7,830	(22,140)
PepsiCo, Inc.	Call	160.00 USD	3/18/22	68	10,880	(30,260)
Phillips 66	Call	82.50 USD	5/20/22	144	11,880	(93,888)
STAG Industrial, Inc.	Call	45.00 USD	3/18/22	244	10,980	(1,220)
Target Corp.	Call	235.00 USD	3/11/22	30	7,050	(2,070)
Texas Instruments, Inc.	Call	180.00 USD	3/18/22	30	5,400	(3,750)
The Coca-Cola Co.	Call	56.00 USD	3/25/22	186	10,416	(113,460)
The Home Depot, Inc.	Call	375.00 USD	3/18/22	25	9,375	(375)
TotalEnergies SE - Spon ADR	Call	50.00 USD	3/18/22	186	9,300	(39,618)
Verizon Communications, Inc.	Call	55.00 USD	3/25/22	236	12,980	(13,688)
Total (Premiums $(1,217,282))						$(943,426)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Balances Reported in the Statements of Assets and Liabilities for Options Written

Value
Options Written	$(943,426)

See notes to financial statements.

Notes to the Financial Statements

February 28, 2022 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 28, 2022, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Income Fund, which is non-diversified. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Mid Cap Diverse Leadership Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 28, 2022, of each Fund’s investments in the fair value hierarchy:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$149,919,400	$—	$149,919,400
Repurchase Agreements	—	455,000,000	—	455,000,000
Investment Companies	60,883,845	—	—	60,883,845
Total Investments	60,883,845	604,919,400	—	665,803,245

Government Securities Money Market Fund
U.S. Government Agency Securities	—	581,984,755	—	581,984,755
U.S. Treasury Obligations	—	169,928,444	—	169,928,444
Repurchase Agreements	—	1,190,000,000	—	1,190,000,000
Investment Companies	419,749,652	—	—	419,749,652
Total Investments	419,749,652	1,941,913,199	—	2,361,662,851

Notes to the Financial Statements

February 28, 2022 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Limited Duration Fund
Asset Backed Securities	$—	$22,805,276	$—	$22,805,276
Mortgage Backed Securities[1]	—	22,365,868	—	22,365,868
Corporate Bonds[2]	—	9,140,666	—	9,140,666
Taxable Municipal Bonds[3]	—	1,373,022	—	1,373,022
U.S. Government Agency Securities	—	1,285,043	—	1,285,043
Investment in Affiliates	11,537,015	—	—	11,537,015
Total Investments	11,537,015	56,969,875	—	68,506,890

Moderate Duration Fund
Asset Backed Securities	—	3,835,429	—	3,835,429
Mortgage Backed Securities[1]	—	3,250,887	—	3,250,887
Corporate Bonds[2]	—	6,506,289	—	6,506,289
Taxable Municipal Bonds[3]	—	3,999,495	—	3,999,495
U.S. Government Agency Securities	—	241,975	—	241,975
U.S. Treasury Obligations	—	4,060,568	—	4,060,568
Investment in Affiliates	1,145,624	—	—	1,145,624
Total Investments	1,145,624	21,894,643	—	23,040,267

Bond Fund
Asset Backed Securities	—	18,453,322	—	18,453,322
Mortgage Backed Securities[1]	—	16,427,414	—	16,427,414
Corporate Bonds[2]	—	35,585,643	—	35,585,643
Taxable Municipal Bonds[3]	—	14,967,810	—	14,967,810
U.S. Government Agency Securities	—	2,015,486	—	2,015,486
U.S. Treasury Obligations	—	16,085,887	—	16,085,887
Investment in Affiliates	2,185,998	—	—	2,185,998
Total Investments	2,185,998	103,535,562	—	105,721,560

Strategic Enhanced Yield Fund
Asset Backed Securities	—	2,035,348	—	2,035,348
Mortgage Backed Securities[1]	—	5,561,258	—	5,561,258
Corporate Bonds[2]	—	5,254,971	—	5,254,971
U.S. Treasury Obligations	—	834,680	—	834,680
Investment in Affiliates	1,346,326	—	—	1,346,326
Total Investments	1,346,326	13,686,257	—	15,032,583

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	28,588,422	—	28,588,422
Investment in Affiliates	72,691	—	—	72,691
Total Investments	72,691	28,588,422	—	28,661,113

Mid Cap Diverse Leadership Fund
Common Stocks[2]	2,318,673	—	—	2,318,673
Investment in Affiliates	40,385	—	—	40,385
Total Investments	2,359,058	—	—	2,359,058

Opportunistic Fund
Common Stocks[2]	62,808,441	—	—	62,808,441
Corporate Bonds[2]	—	1,257,512	—	1,257,512
Investment Companies	3,834,355	—	—	3,834,355
Investment in Affiliates	979,354	—	—	979,354
Total Investments	67,622,150	1,257,512	—	68,879,662

World Energy Fund
Common Stocks[2]	51,893,178	—	—	51,893,178
Corporate Bonds[2]	—	2,598,065	—	2,598,065
Investment Companies	1,654,405	—	—	1,654,405
Investment in Affiliates	716,437	—	—	716,437
Total Investments	54,264,020	2,598,065	—	56,862,085

Hedged Income Fund
Common Stocks[2]	28,846,346	—	—	28,846,346
Purchased Options	—	516,109	—	516,109
Investment in Affiliates	1,166,839	—	—	1,166,839
Written Options	—	(943,426)	—	(943,426)
Total Investments	30,013,185	(427,317)	—	29,585,868

Notes to the Financial Statements

February 28, 2022 (Unaudited)

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

2	Please see the Schedule of Portfolio Investments for Industry classification.

3	Please see the Schedule of Portfolio Investments for State classification.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the exchange. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending February 28, 2022.

Options Contracts:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities,

Notes to the Financial Statements

February 28, 2022 (Unaudited)

except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Hedged Income Fund engaged in purchased and written options activity during the period ending February 28, 2022 detailed below.

Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. For the period ended February 28, 2022, the monthly average notional amount for written options contracts was $(272) thousand. Realized gains and losses are reported as “Net realized gains/(losses) from written options contracts” on the Statements of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of February 28, 2022:

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Primary Risk Exposure	and Liabilities Location	Total Fair Value	and Liabilities Location	Total Fair Value
Equity Risk
Options Contracts		$—	Written Options Contracts	$943,426

	Location of Gains/(Losses)	Realized Gains/(Losses)	Change in Net Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation
Primary Risk Exposure	Recognized	Recognized	on Derivatives Recognized
Equity Risk
Options Contracts	Net realized gains/losses on written options contracts/Change in unrealized	$(247,876)	$258,750
appreciation/(depreciation) on written options contracts

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 28, 2022 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Strategic Enhanced Yield Fund:
Amur Equipment Finance Receivables LLC, Series 2021-1A, E, 4.13%, 3/20/28	4/14/21	$599,953	$600,000	$583,570
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	319,193	349,550	299,310

Notes to the Financial Statements

February 28, 2022 (Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Hedged Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

	Annual Advisory Fee
	(as a percentage of net	Annual Expense
Fund	assets)	Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%
Ultra Short Tax-Free Income Fund	0.15%	0.35%
Mid Cap Diverse Leadership Fund	0.55%	0.81%
Opportunistic Fund	0.85%	1.00%
World Energy Fund	0.60%	0.90%
Hedged Income Fund	0.80%	1.10%

*	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2022.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Annual Administration Fee
(as a percentage of net
Fund	assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%

Notes to the Financial Statements

February 28, 2022 (Unaudited)

Annual Administration Fee
(as a percentage of net
Fund	assets)
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Mid Cap Diverse Leadership Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%
Hedged Income Fund	0.08%

Investment Sub-Advisory Services are provided to the Hedged Income Fund by Lavaca Capital, LLC (“Lavaca” or the “Sub-Adviser”) pursuant to an Investment Sub-Advisory Agreement. The Sub-Adviser, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Income Fund. The Sub-Adviser is paid half of the fees payable to the Adviser for the services provided to the Hedged Income Fund.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 28, 2022, Citi was paid $401,624 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives additional fees for its services as fund accountant and CCO which are paid by the Funds.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2022, BOKF received $1,583,169 under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2022.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2022, BOKF received net shareholder servicing fees of $2,079,718. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2022. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Notes to the Financial Statements

February 28, 2022 (Unaudited)

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February 28, 2022 is noted below:

	Fair Value			Fair Value	Shares as of	Dividend
Fund	8/31/21	Purchases	Sales	2/28/22	2/28/22	Income
Limited Duration Fund	$4,256,770	$35,345,373	$(28,065,128)	$11,537,015	11,537,015	$117
Moderate Duration Fund	1,478,458	4,523,462	(4,856,296)	1,145,624	1,145,624	46
Bond Fund	2,305,878	20,461,364	(20,581,244)	2,185,998	2,185,998	103
Strategic Enhanced Yield Fund	1,318,672	5,157,840	(5,130,186)	1,346,326	1,346,326	27
Ultra Short Tax-Free Income Fund	95,418	8,627,212	(8,649,939)	72,691	72,691	12
Mid Cap Diverse Leadership Fund	36,118	4,086,352	(4,082,085)	40,385	40,385	9
Opportunistic Fund	1,326,656	33,582,010	(33,929,312)	979,354	979,354	114
World Energy Fund	439,196	24,456,986	(24,179,745)	716,437	716,437	43
Hedged Income Fund	524,599	8,175,164	(7,532,924)	1,166,839	1,166,839	34
	$11,781,765	$144,415,763	$(137,006,859)	$19,190,669	19,190,669	$505

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2022 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$11,210,631	$23,427,675
Moderate Duration Fund	3,001,706	3,785,601
Bond Fund	20,771,558	14,582,901
Strategic Enhanced Yield Fund	128,846	4,271,602
Ultra Short Tax-Free Income Fund	13,196,503	20,755,000
Mid Cap Diverse Leadership Fund	5,092,399	4,045,632
Opportunistic Fund	116,216,002	117,637,231
World Energy Fund	59,853,700	41,013,414
Hedged Income Fund	6,799,014	2,703,982

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2022 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$11,001,851	$19,237,171
Moderate Duration Fund	760,166	576,539
Bond Fund	7,085,810	8,710,676
Strategic Enhanced Yield Fund	1,534,002	2,759,539

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund and Strategic Enhanced Yield Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Diverse Leadership Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which may be subject to higher price volatility and lower trade volumes; as such, the fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

Hedged Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a call option, the Fund risks losing the entire premium invested if

Notes to the Financial Statements

February 28, 2022 (Unaudited)

the value of the reference index or security is below (above) the call strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.

The outbreak and spread of a novel coronavirus (COVID-19), which was declared a pandemic by the World Health Organization in March of 2020, continues to cause considerable uncertainty for global financial markets and economies. Efforts to limit the spread of COVID-19, including shut-downs, travel restrictions and quarantines resulted in lower consumer activity, diminished demand for a wide range of products and services and disruption in manufacturing and supply chains. These measures could also result in disruptions to the services provided to the Funds. Government actions to mitigate the economic impact of the pandemic led to an expansion of government deficits and debt, the consequences of which are not yet known. The ultimate extent and duration of the pandemic remains difficult to predict, as does the long-term impact on global economies, financial markets, market sectors and market participants. As the situation continues to develop, COVID-19 could adversely affect investment valuation, liquidity and performance for the Funds.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At August 31, 2021, the cost basis of securities including derivatives for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Limited Duration Fund	$85,224,173	$1,395,570	$(1,531,401)	$(135,831)
Moderate Duration Fund	24,986,385	568,024	(117,024)	451,000
Bond Fund	106,748,328	3,189,419	(252,635)	2,936,784
Strategic Enhanced Yield Fund	21,266,723	438,598	(41,669)	396,929
Ultra Short Tax-Free Income Fund	36,277,770	19,064	(2,726)	16,338
Mid Cap Diverse Leadership Fund	1,065,654	340,737	(43,049)	297,688
Opportunistic Fund	70,411,066	7,302,391	(1,161,046)	6,141,345
World Energy Fund	24,679,285	5,052,101	(1,859,821)	3,192,280
Hedged Income Fund	25,116,027	1,823,399	(532,324)	1,291,075

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions Paid From:
	Net				Total
	Investment	Net Long-	Total Taxable	Tax-Exempt	Distributions
2021	Income	Term Gains	Distributions	Distributions	Paid*
U.S. Treasury Fund	$59,587	$—	$59,587	$—	$59,587
Government Securities Money Market Fund	215,303	—	215,303	—	215,303
Limited Duration Fund	1,529,096	—	1,529,096	—	1,529,096
Moderate Duration Fund	496,622	—	496,622	—	496,622
Bond Fund	1,955,442	—	1,955,442	—	1,955,442
Strategic Enhanced Yield Fund	899,544	7,094	906,638	—	906,638
Ultra Short Tax-Free Income Fund	—	—	—	8,617	8,617
Mid Cap Diverse Leadership Fund	35,700	70,273	105,973	—	105,973
Opportunistic Fund	321,255	—	321,255	—	321,255
World Energy Fund	312,849	—	312,849	—	312,849
Hedged Income Fund	119,908	—	119,908	—	119,908

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Notes to the Financial Statements

February 28, 2022 (Unaudited)

As of August 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed						Total
	Ordinary	Undistributed			Accumulated	Unrealized	Accumulated
	Income/Tax	Long-Term	Accumulated	Distributions	Capital and	Appreciation/	Earnings/
Fund	Exempt Income	Capital Gains	Earnings	Payable	Other Losses*	(Depreciation)**	(Deficit)
U.S. Treasury Fund	$1,999	$—	$1,999	$—	$(1,972)	$—	$27
Government Securities Money Market Fund	19,153	399	19,552	(15,711)	—	—	3,841
Limited Duration Fund	146,114	—	146,114	(92,364)	(4,926,244)	(135,831)	(5,008,325)
Moderate Duration Fund	103,492	—	103,492	(52,255)	(5,223,469)	451,000	(4,721,232)
Bond Fund	312,044	—	312,044	(262,431)	(2,191,661)	2,936,784	794,736
Strategic Enhanced Yield Fund	39,542	—	39,542	(39,466)	(563,494)	396,929	(166,489)
Ultra Short Tax-Free Income Fund	1,536	—	1,536	—	(194)	16,338	17,680
Mid Cap Diverse Leadership Fund	78,996	90,189	169,185	—	—	297,688	466,873
Opportunistic Fund	860,212	1,109,272	1,969,484	—	—	6,141,345	8,110,829
World Energy Fund	103,403	—	103,403	—	(21,156,217)	3,192,280	(17,860,534)
Hedged Income Fund	84,995	—	84,995	—	(386,470)	1,291,075	989,600

*	See below for post-October losses and capital loss carryforwards.

**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sale, straddles, and the difference between book and tax amortization methods for premium and market discounts.

At August 31, 2021, the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

Capital loss carryforwards not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
U.S. Treasury Fund	$(1,972)	$–	$(1,972)
Limited Duration Fund	(140,097)	(4,786,147)	(4,926,244)
Moderate Duration Fund	(919,491)	(4,303,978)	(5,223,469)
Bond Fund	(1,756,577)	(435,084)	(2,191,661)
Strategic Enhanced Yield Fund	(538,498)	(24,996)	(563,494)
Ultra Short Tax-Free Income Fund	(194)	–	(194)
World Energy Fund	(20,943,404)	(212,813)	(21,156,217)
Hedged Income Fund	(386,470)	–	(386,470)

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

7.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2022.

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset	Net
	Value,	Investment	Total from
	Beginning of	Income	Investment
	Period	(Loss)	Activities
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2022 (Unaudited)	$1.000	$—	$—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.009	0.009
Year Ended August 31, 2017	1.000	0.001	0.001
Service Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.011	0.011
Year Ended August 31, 2017	1.000	0.003	0.003
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004
Select Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
December 26, 2017(e) through August 31, 2018	1.000	0.010	0.010

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. For the period ended February 28, 2022, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.64%, 0.34%, 0.22%, and 0.13% for Administrative Shares, Service Shares, Institutional Shares, and Select Shares, respectively. For the year ended August 31, 2021, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.62%, 0.32%, 0.19%, and 0.10% for Administrative Shares, Service Shares, Institutional Shares, and Select Shares, respectively. For the year ended August 31, 2020, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.16%, 0.03%, and 0.01% for Administrative Shares, Service Shares, and Institutional Shares, respectively.

(e)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset			Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net		Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets		Net Assets	Net Assets(c)

$—	$—	$—	$1.000	—%	$563,318	0.04	%(d)	—%	0.67%
—	—	—	1.000	—%	882,438	0.06	%(d)	—%	0.68%
(0.010)	—	(0.010)	1.000	0.55%	988,206	0.51	%(d)	0.57%	0.67%
(0.020)	—	(0.020)	1.000	1.63%	864,882	0.69%		1.62%	0.69%
(0.009)	—	(0.009)	1.000	0.79%	957,502	0.67%		0.77%	0.67%
(0.001)	—	(0.001)	1.000	0.08%	1,057,228	0.53%		0.08%	0.73%

—	—	—	1.000	—%	37,268	0.04	%(d)	—%	0.67%
—	—	—	1.000	—%	34,447	0.06	%(d)	—%	0.68%
(0.010)	—	(0.010)	1.000	0.71%	24,566	0.34	%(d)	0.78%	0.67%
(0.020)	—	(0.020)	1.000	1.93%	79,927	0.39%		1.93%	0.69%
(0.011)	—	(0.011)	1.000	1.09%	33,720	0.37%		1.11%	0.67%
(0.003)	—	(0.003)	1.000	0.25%	30,662	0.37%		0.22%	0.73%

—	—	—	1.000	—%	53,355	0.04	%(d)	—%	0.42%
—	—	—	1.000	—%	60,980	0.07	%(d)	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.81%	82,420	0.24	%(d)	0.82%	0.42%
(0.020)	—	(0.020)	1.000	2.05%	94,055	0.27%		2.04%	0.44%
(0.012)	—	(0.012)	1.000	1.21%	97,238	0.25%		1.13%	0.42%
(0.004)	—	(0.004)	1.000	0.35%	209,469	0.27%		0.35%	0.48%

—	—	—	1.000	—%	11,843	0.04	%(d)	—%	0.42%
—	—	—	1.000	0.01%	3,105	0.08	%(d)	0.01%	0.43%
(0.010)	—	(0.010)	1.000	0.88%	37,975	0.17%		0.94%	0.42%
(0.020)	—	(0.020)	1.000	2.14%	58,826	0.19%		2.13%	0.44%
(0.010)	—	(0.010)	1.000	0.99%	51,839	0.17%		1.46%	0.42%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset	Net
	Value,	Investment	Total from
	Beginning of	Income	Investment
	Period	(Loss)	Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2022 (Unaudited)	$1.000	$—	$—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.009	0.009
Year Ended August 31, 2017	1.000	0.001	0.001
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004
Select Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.013	0.013
September 15, 2016(e) through August 31, 2017	1.000	0.005	0.005
Premier Shares
Six Months Ended February 28, 2022 (Unaudited)	1.000	—	—
Year Ended August 31, 2021	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. For the period ended February 28, 2022, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.52%, 0.23%, 0.15%, and 0.20% for Administrative Shares, Institutional Shares, Select Shares, and Premier Shares, respectively. For the year ended August 31, 2021, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.49%, 0.19%, 0.12%, and 0.16% for Administrative Shares, Institutional Shares, Select Shares, and Premier Shares, respectively. For the year ended August 31, 2020, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.11% and 0.01% for Administrative Shares and Institutional Shares, respectively. The reduction in the ratio of net expenses to average net assets for Select Shares and Premier Shares was less than 0.005%.

(e)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset			Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net		Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets		Net Assets	Net Assets(c)

$—	$—	$—	$1.000	—%	$735,009	0.03	%(d)	0.01%	0.68%
—	—	—	1.000	0.01%	578,785	0.07	%(d)	0.01%	0.69%
(0.010)	—	(0.010)	1.000	0.62%	608,177	0.44	%(d)	0.58%	0.68%
(0.020)	—	(0.020)	1.000	1.77%	489,932	0.56%		1.77%	0.69%
(0.009)	—	(0.009)	1.000	0.91%	538,798	0.57%		0.88%	0.70%
(0.001)	—	(0.001)	1.000	0.14%	686,821	0.49%		0.13%	0.72%

—	—	—	1.000	—%	155,712	0.03	%(d)	0.01%	0.43%
—	—	—	1.000	0.01%	124,349	0.08	%(d)	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.82%	165,610	0.25	%(d)	0.76%	0.43%
(0.020)	—	(0.020)	1.000	2.06%	94,595	0.27%		2.05%	0.44%
(0.012)	—	(0.012)	1.000	1.20%	102,020	0.28%		1.13%	0.45%
(0.004)	—	(0.004)	1.000	0.38%	181,637	0.27%		0.32%	0.47%

—	—	—	1.000	—%	1,044,153	0.03	%(d)	0.01%	0.43%
—	—	—	1.000	0.01%	865,637	0.07	%(d)	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.89%	947,249	0.18	%(d)	0.84%	0.43%
(0.020)	—	(0.020)	1.000	2.14%	988,003	0.19%		2.13%	0.44%
(0.013)	—	(0.013)	1.000	1.28%	800,991	0.20%		1.30%	0.45%
(0.005)	—	(0.005)	1.000	0.45%	640,260	0.19%		0.48%	0.47%

—	—	—	1.000	—%	326,847	0.03	%(d)	0.01%	0.93%
—	—	—	1.000	0.01%	285,447	0.07	%(d)	0.01%	0.94%
(0.010)	—	(0.010)	1.000	0.84%	321,321	0.23	%(d)	0.75%	0.93%
(0.020)	—	(0.020)	1.000	2.09%	233,659	0.24%		2.08%	0.94%
(0.012)	—	(0.012)	1.000	1.23%	105,598	0.25%		1.26%	0.95%
(0.004)	—	(0.004)	1.000	0.41%	72,292	0.24%		0.43%	0.97%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$9.70	$0.06	$(0.28)	$(0.22)
Year Ended August 31, 2021	9.79	0.12	(0.07)	0.05
Year Ended August 31, 2020	9.62	0.17	0.17	0.34
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01
Year Ended August 31, 2017	9.60	0.08	0.05	0.13
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	9.69	0.07	(0.28)	(0.21)
Year Ended August 31, 2021	9.79	0.14	(0.08)	0.06
Year Ended August 31, 2020	9.62	0.19	0.18	0.37
Year Ended August 31, 2019	9.40	0.23	0.23	0.46
Year Ended August 31, 2018	9.60	0.19	(0.16)	0.03
Year Ended August 31, 2017	9.59	0.11	0.05	0.16
A Shares
Six Months Ended February 28, 2022 (Unaudited)	9.70	0.06	(0.27)	(0.21)
Year Ended August 31, 2021	9.80	0.12	(0.08)	0.04
Year Ended August 31, 2020	9.62	0.17	0.18	0.35
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01
Year Ended August 31, 2017	9.60	0.09	0.05	0.14

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.07)	$—	$(0.07)	$9.41	(2.26)%	$2,797	0.77%	1.24%	1.02%	29%
(0.14)	—	(0.14)	9.70	0.52%	3,290	0.76%	1.24%	1.01%	74%
(0.17)	—	(0.17)	9.79	3.62%	3,941	0.69%	1.76%	0.94%	89%
(0.21)	—	(0.21)	9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%
(0.21)	—	(0.21)	9.41	0.07%	8,642	0.80%	1.63%	0.99%	70%
(0.12)	—	(0.12)	9.61	1.37%	15,691	0.74%	0.89%	1.08%	69%

(0.08)	—	(0.08)	9.40	(2.15)%	62,714	0.52%	1.48%	0.77%	29%
(0.16)	—	(0.16)	9.69	0.65%	77,455	0.52%	1.47%	0.76%	74%
(0.20)	—	(0.20)	9.79	3.87%	92,362	0.44%	1.98%	0.69%	89%
(0.24)	—	(0.24)	9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%
(0.23)	—	(0.23)	9.40	0.37%	87,618	0.49%	1.99%	0.74%	70%
(0.15)	—	(0.15)	9.60	1.68%	82,109	0.43%	1.22%	0.83%	69%

(0.07)	—	(0.07)	9.42	(2.16)%	2,853	0.77%	1.23%	0.87%	29%
(0.14)	—	(0.14)	9.70	0.42%	2,804	0.76%	1.22%	0.86%	74%
(0.17)	—	(0.17)	9.80	3.73%	952	0.68%	1.72%	0.79%	89%
(0.21)	—	(0.21)	9.62	4.57%	585	0.72%	2.20%	0.83%	34%
(0.21)	—	(0.21)	9.41	0.13%	588	0.74%	1.65%	0.84%	70%
(0.13)	—	(0.13)	9.61	1.43%	1,238	0.68%	0.97%	0.93%	69%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

			Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Moderate Duration Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$10.77	$0.07	$(0.40)	$(0.33)
Year Ended August 31, 2021	10.81	0.16	(0.03)	0.13
Year Ended August 31, 2020	10.64	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.32	0.56
Year Ended August 31, 2018	10.48	0.16	(0.17)	(0.01)
Year Ended August 31, 2017	10.60	0.09	(0.02)	0.07
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	10.77	0.09	(0.40)	(0.31)
Year Ended August 31, 2021	10.82	0.19	(0.04)	0.15
Year Ended August 31, 2020	10.65	0.22	0.16	0.38
Year Ended August 31, 2019	10.31	0.26	0.34	0.60
Year Ended August 31, 2018	10.48	0.19	(0.17)	0.02
Year Ended August 31, 2017	10.60	0.12	(0.02)	0.10
A Shares
Six Months Ended February 28, 2022 (Unaudited)	10.77	0.07	(0.40)	(0.33)
Year Ended August 31, 2021	10.82	0.16	(0.04)	0.12
Year Ended August 31, 2020	10.65	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.33	0.57
Year Ended August 31, 2018	10.48	0.16	(0.16)	—
Year Ended August 31, 2017	10.58	0.10	(0.01)	0.09

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.07)	$—	$(0.07)	$10.37	(3.05)%	$3,329	0.74%		1.39%	1.51%	16%
(0.17)	—	(0.17)	10.77	1.21%	3,828	0.74%		1.49%	1.29%	64%
(0.19)	—	(0.19)	10.81	3.40%	3,835	0.74%		1.79%	1.29%	83%
(0.23)	—	(0.23)	10.64	5.54%	4,271	0.83	%(e)	2.26%	1.26%	25%
(0.16)	—	(0.16)	10.31	(0.07)%	5,102	1.14%		1.49%	1.35%	28%
(0.19)	—	(0.19)	10.48	0.69%	10,375	0.89%		0.93%	1.24%	87%

(0.09)	—	(0.09)	10.37	(2.93)%	19,582	0.49%		1.64%	1.27%	16%
(0.20)	—	(0.20)	10.77	1.37%	21,351	0.49%		1.73%	1.04%	64%
(0.21)	—	(0.21)	10.82	3.66%	26,765	0.49%		2.02%	1.04%	83%
(0.26)	—	(0.26)	10.65	5.90%	23,463	0.58	%(e)	2.51%	1.01%	25%
(0.19)	—	(0.19)	10.31	0.22%	24,883	0.85%		1.78%	1.10%	28%
(0.22)	—	(0.22)	10.48	0.99%	34,078	0.60%		1.22%	0.99%	87%

(0.07)	—	(0.07)	10.37	(3.05)%	252	0.74%		1.39%	1.35%	16%
(0.17)	—	(0.17)	10.77	1.11%	382	0.74%		1.49%	1.15%	64%
(0.19)	—	(0.19)	10.82	3.40%	314	0.74%		1.79%	1.14%	83%
(0.23)	—	(0.23)	10.65	5.63%	381	0.85	%(e)	2.24%	1.11%	25%
(0.17)	—	(0.17)	10.31	(0.03)%	634	1.10%		1.53%	1.20%	28%
(0.19)	—	(0.19)	10.48	0.92%	983	0.85%		0.93%	1.09%	87%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Bond Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$9.98	$0.09	$(0.48)	$(0.39)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.22	0.21	0.60	0.81
Year Ended August 31, 2018	9.55	0.18	(0.31)	(0.13)
Year Ended August 31, 2017	9.77	0.09	(0.15)	(0.06)
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	9.95	0.10	(0.47)	(0.37)
Year Ended August 31, 2021	10.10	0.19	(0.14)	0.05
Year Ended August 31, 2020	9.80	0.21	0.31	0.52
Year Ended August 31, 2019	9.20	0.23	0.61	0.84
Year Ended August 31, 2018	9.52	0.20	(0.29)	(0.09)
Year Ended August 31, 2017	9.75	0.12	(0.16)	(0.04)
A Shares
Six Months Ended February 28, 2022 (Unaudited)	9.98	0.09	(0.48)	(0.39)
Year Ended August 31, 2021	10.12	0.17	(0.13)	0.04
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.21	0.21	0.62	0.83
Year Ended August 31, 2018	9.54	0.18	(0.31)	(0.13)
Year Ended August 31, 2017	9.75	0.09	(0.13)	(0.04)

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.10)	$—	$(0.10)	$9.49	(3.96)%	$1,234	0.73%	1.77%	0.99%	22%
(0.18)	—	(0.18)	9.98	0.36%	1,435	0.72%	1.70%	0.97%	47%
(0.19)	—	(0.19)	10.12	5.07%	2,383	0.73%	1.86%	0.98%	65%
(0.21)	—	(0.21)	9.82	8.96%	1,862	0.77%	2.24%	0.99%	33%
(0.20)	—	(0.20)	9.22	(1.33)%	5,641	0.76%	1.91%	0.99%	29%
(0.14)	(0.02)	(0.16)	9.55	(0.57)%	7,305	0.71%	1.01%	1.06%	79%

(0.11)	—	(0.11)	9.47	(3.76)%	104,663	0.48%	2.02%	0.74%	22%
(0.20)	—	(0.20)	9.95	0.51%	108,453	0.47%	1.95%	0.72%	47%
(0.22)	—	(0.22)	10.10	5.34%	94,112	0.48%	2.14%	0.73%	65%
(0.24)	—	(0.24)	9.80	9.28%	101,925	0.49%	2.51%	0.74%	33%
(0.23)	—	(0.23)	9.20	(0.97)%	96,022	0.49%	2.17%	0.74%	29%
(0.17)	(0.02)	(0.19)	9.52	(0.41)%	119,604	0.44%	1.28%	0.81%	79%

(0.10)	—	(0.10)	9.49	(3.96)%	92	0.73%	1.80%	0.83%	22%
(0.18)	—	(0.18)	9.98	0.36%	67	0.72%	1.70%	0.82%	47%
(0.19)	—	(0.19)	10.12	5.07%	60	0.73%	1.91%	0.83%	65%
(0.22)	—	(0.22)	9.82	9.11%	136	0.74%	2.27%	0.84%	33%
(0.20)	—	(0.20)	9.21	(1.32)%	126	0.74%	1.92%	0.84%	29%
(0.15)	(0.02)	(0.17)	9.54	(0.45)%	176	0.69%	1.03%	0.91%	79%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)(b)	on Investments	Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$10.49	$0.11	$(0.49)	$(0.38)
Year Ended August 31, 2021	10.82	0.18	(0.16)	0.02
Year Ended August 31, 2020	10.70	0.19	0.28	0.47
Year Ended August 31, 2019	10.10	0.29	0.60	0.89
December 26, 2017(f) through August 31, 2018	10.00	0.21	(0.01)	0.20
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	10.35	0.13	(0.49)	(0.36)
Year Ended August 31, 2021	10.67	0.21	(0.15)	0.06
Year Ended August 31, 2020	10.56	0.21	0.27	0.48
Year Ended August 31, 2019	9.97	0.31	0.59	0.90
December 26, 2017(f) through August 31, 2018	10.00	0.21	(0.02)	0.19
A Shares
Six Months Ended February 28, 2022 (Unaudited)	10.35	0.11	(0.48)	(0.37)
Year Ended August 31, 2021	10.67	0.18	(0.15)	0.03
Year Ended August 31, 2020	10.56	0.20	0.25	0.45
Year Ended August 31, 2019	9.96	0.28	0.60	0.88
December 26, 2017(f) through August 31, 2018	10.00	0.19	(0.03)	0.16

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Calculated using average shares.
(c)	Not annualized for periods less than one year.
(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(c)	(000s)	Assets	Net Assets	Net Assets(d)	Turnover(e)

$(0.12)	$—	$(0.12)	$9.99	(3.65)%	$738	1.01%	2.22%	1.91%	9%
(0.17)	(0.18)	(0.35)	10.49	0.22%	1,132	1.01%	1.67%	1.66%	129%
(0.20)	(0.15)	(0.35)	10.82	4.47%	2,178	1.01%	1.82%	2.05%	96%
(0.29)	—	(0.29)	10.70	8.96%	1,546	1.01%	2.79%	3.16%	59%
(0.10)	—	(0.10)	10.10	2.05%	4	1.01%	3.01%	13.65%	20%

(0.13)	—	(0.13)	9.86	(3.50)%	14,222	0.76%	2.48%	1.66%	9%
(0.20)	(0.18)	(0.38)	10.35	0.55%	19,579	0.76%	2.01%	1.42%	129%
(0.22)	(0.15)	(0.37)	10.67	4.66%	17,335	0.76%	2.00%	1.77%	96%
(0.31)	—	(0.31)	10.56	9.21%	6,370	0.76%	3.02%	3.23%	59%
(0.22)	—	(0.22)	9.97	1.87%	984	0.76%	3.11%	13.40%	20%

(0.12)	—	(0.12)	9.86	(3.62)%	173	1.01%	2.17%	1.71%	9%
(0.17)	(0.18)	(0.35)	10.35	0.30%	917	1.01%	1.75%	1.52%	129%
(0.19)	(0.15)	(0.34)	10.67	4.41%	393	1.01%	1.94%	1.97%	96%
(0.28)	—	(0.28)	10.56	9.05%	468	1.01%	2.82%	4.02%	59%
(0.20)	—	(0.20)	9.96	1.60%	390	1.01%	2.87%	13.50%	20%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$9.97	$(0.01	)(e)	$(0.05)	$(0.06)
Year Ended August 31, 2021	10.00	(0.03)		—	(0.03)
Year Ended August 31, 2020	10.00	0.06		—	0.06
Year Ended August 31, 2019	9.98	0.11		0.02	0.13
December 26, 2017(g) through August 31, 2018	10.00	0.03		(0.02)	0.01
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	10.01	—	(e)	(0.05)	(0.05)
Year Ended August 31, 2021	10.01	—		—	—
Year Ended August 31, 2020	10.01	0.09		—	0.09
Year Ended August 31, 2019	10.00	0.14		0.01	0.15
December 26, 2017(g) through August 31, 2018	10.00	0.07		—	0.07
A Shares
Six Months Ended February 28, 2022 (Unaudited)	9.98	—	(e)	(0.06)	(0.06)
Year Ended August 31, 2021	10.01	(0.03)		—	(0.03)
Year Ended August 31, 2020	10.01	0.06		—	0.06
Year Ended August 31, 2019	10.01	0.03		0.01	0.04
December 26, 2017(g) through August 31, 2018	10.00	—		0.01	0.01

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of December 26, 2018 and the higher limit in effect prior to that date.
(g)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$—	$—	$—	$9.91	(0.60)%	$104	0.60%		(0.25)%	1.26%	47%
—	—	—	9.97	(0.30)%	105	0.60%		(0.28)%	1.07%	130%
(0.06)	—	(0.06)	10.00	0.64%	539	0.60%		0.53%	1.16%	129%
(0.11)	—	(0.11)	10.00	1.35%	175	0.66	%(f)	1.12%	1.59%	135%
(0.03)	—	(0.03)	9.98	0.14%	71	0.81%		0.71%	2.36%	155%

—	—	—	9.96	(0.50)%	28,545	0.35%		—%	1.01%	47%
—	—	—	10.01	0.01%	32,512	0.35%		(0.04)%	0.82%	130%
(0.09)	—	(0.09)	10.01	0.89%	38,955	0.35%		0.81%	0.92%	129%
(0.14)	—	(0.14)	10.01	1.50%	20,529	0.41	%(f)	1.38%	1.34%	135%
(0.07)	—	(0.07)	10.00	0.65%	11,595	0.56%		0.96%	2.11%	155%

—	—	—	9.92	(0.60)%	45	0.60%		(0.24)%	1.18%	47%
—	—	—	9.98	(0.30)%	17	0.60%		(0.28)%	0.92%	130%
(0.06)	—	(0.06)	10.01	0.64%	17	0.60%		0.65%	1.04%	129%
(0.04)	—	(0.04)	10.01	0.36%	21	0.66	%(f)	1.07%	1.44%	135%
—	—	—	10.01	0.10%	—	0.81%		0.71%	2.21%	155%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Mid Cap Diverse Leadership Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$14.46	$0.02	(e)	$(0.36)	$(0.34)
Year Ended August 31, 2021	11.40	(0.01	)(e)	4.26	4.25
Year Ended August 31, 2020	11.24	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.90	0.03	(e)	(0.29)	(0.26)
Year Ended August 31, 2018	10.33	0.05	(e)	1.57	1.62
December 30, 2016(f) through August 31, 2017	10.00	0.07		0.32	0.39
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	14.50	0.04	(e)	(0.36)	(0.32)
Year Ended August 31, 2021	11.41	0.01	(e)	4.29	4.30
Year Ended August 31, 2020	11.25	0.08	(e)	0.60	0.68
Year Ended August 31, 2019	11.92	0.06	(e)	(0.29)	(0.23)
Year Ended August 31, 2018	10.36	0.08	(e)	1.57	1.65
December 30, 2016(f) through August 31, 2017	10.00	0.04		0.34	0.38
A Shares
Six Months Ended February 28, 2022 (Unaudited)	14.57	0.02	(e)	(0.36)	(0.34)
Year Ended August 31, 2021	11.46	(0.02	)(e)	4.32	4.30
Year Ended August 31, 2020	11.31	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.97	0.03	(e)	(0.28)	(0.25)
Year Ended August 31, 2018	10.39	0.05	(e)	1.58	1.63
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.37	0.39
C Shares
Six Months Ended February 28, 2022 (Unaudited)	14.14	(0.03	)(e)	(0.35)	(0.38)
Year Ended August 31, 2021	11.20	(0.10	)(e)	4.19	4.09
Year Ended August 31, 2020	11.06	(0.03	)(e)	0.60	0.57
Year Ended August 31, 2019	11.68	—	(e)	(0.25)	(0.25)
Year Ended August 31, 2018	10.28	—	(e)	1.40	1.40
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.26	0.28

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	Calculated using average shares.

(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.02)	$(0.56)	$(0.58)	$13.54	(2.44)%	$227	1.06%	0.30%	5.59%	120%
(0.08)	(1.11)	(1.19)	14.46	39.69%	119	1.06%	(0.09)%	12.28%	79%
(0.05)	(0.43)	(0.48)	11.40	5.73%	124	1.06%	0.51%	13.27%	90%
(0.03)	(0.37)	(0.40)	11.24	(1.59)%	114	1.06%	0.27%	8.26%	106%
(0.05)	—	(0.05)	11.90	15.67%	624	1.06%	0.45%	5.32%	74%
(0.06)	—	(0.06)	10.33	3.84%	185	1.06%	0.72%	16.40%	45%

(0.03)	(0.56)	(0.59)	13.59	(2.26)%	2,006	0.81%	0.62%	5.34%	120%
(0.10)	(1.11)	(1.21)	14.50	40.08%	1,090	0.81%	0.12%	12.03%	79%
(0.09)	(0.43)	(0.52)	11.41	6.05%	680	0.81%	0.76%	13.02%	90%
(0.07)	(0.37)	(0.44)	11.25	(1.32)%	809	0.81%	0.53%	9.22%	106%
(0.09)	—	(0.09)	11.92	15.97%	1,355	0.81%	0.73%	7.35%	74%
(0.02)	—	(0.02)	10.36	3.84%	1,610	0.81%	0.81%	9.65%	45%

(0.02)	(0.56)	(0.58)	13.65	(2.41)%	147	1.06%	0.34%	5.44%	120%
(0.08)	(1.11)	(1.19)	14.57	39.88%	147	1.06%	(0.12)%	12.13%	79%
(0.06)	(0.43)	(0.49)	11.46	5.62%	123	1.06%	0.51%	13.12%	90%
(0.04)	(0.37)	(0.41)	11.31	(1.50)%	382	1.06%	0.28%	10.07%	106%
(0.05)	—	(0.05)	11.97	15.68%	364	1.06%	0.46%	6.24%	74%
—	—	—	10.39	3.90%	62	1.06%	0.45%	14.98%	45%

—	(0.56)	(0.56)	13.20	(2.75)%	27	1.81%	(0.41)%	6.34%	120%
(0.04)	(1.11)	(1.15)	14.14	38.80%	28	1.81%	(0.79)%	13.03%	79%
—	(0.43)	(0.43)	11.20	5.12%	25	1.81%	(0.24)%	14.02%	90%
—	(0.37)	(0.37)	11.06	(1.51)%	—	1.81%	—%	2.06%	106%
—	—	—	11.68	13.62%	—	1.81%	—%	27.23%	74%
—	—	—	10.28	2.80%	253	1.81%	3.73%	25.73%	45%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities

Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$16.88	$0.04	(e)	$(1.27)	$(1.23)
Year Ended August 31, 2021	13.78	0.10	(e)	3.06	3.16
Year Ended August 31, 2020	12.83	0.11		0.96	1.07
Year Ended August 31, 2019	15.43	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.90	0.04	(e)	1.28	1.32
Year Ended August 31, 2017	12.86	(0.02)		2.08	2.06
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	17.10	0.07	(e)	(1.30)	(1.23)
Year Ended August 31, 2021	13.95	0.14	(e)	3.10	3.24
Year Ended August 31, 2020	12.98	0.13		0.99	1.12
Year Ended August 31, 2019	15.61	0.17		(1.68)	(1.51)
Year Ended August 31, 2018	15.05	0.08	(e)	1.30	1.38
Year Ended August 31, 2017	12.99	0.03		2.08	2.11
A Shares
Six Months Ended February 28, 2022 (Unaudited)	16.95	0.05	(e)	(1.29)	(1.24)
Year Ended August 31, 2021	13.83	0.09	(e)	3.10	3.19
Year Ended August 31, 2020	12.88	0.10		0.96	1.06
Year Ended August 31, 2019	15.48	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.95	0.04	(e)	1.28	1.32
Year Ended August 31, 2017	12.90	(0.01)		2.07	2.06
C Shares
Six Months Ended February 28, 2022 (Unaudited)	16.37	(0.02	)(e)	(1.24)	(1.26)
Year Ended August 31, 2021	13.42	(0.03	)(e)	3.00	2.97
Year Ended August 31, 2020	12.51	0.02		0.92	0.94
Year Ended August 31, 2019	15.07	0.02		(1.60)	(1.58)
Year Ended August 31, 2018	14.65	(0.08	)(e)	1.25	1.17
Year Ended August 31, 2017	12.73	(0.02)		1.94	1.92

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.08)	$(0.38)	$(0.46)	$15.19	(7.44)%	$1,129	1.25%		0.53%	1.76%	161%
(0.06)	—	(0.06)	16.88	22.97%	4,616	1.25%		0.59%	1.77%	265%
(0.12)	—	(0.12)	13.78	8.46%	1,319	1.25%		0.83%	2.01%	240%
(0.15)	(0.93)	(1.08)	12.83	(9.28)%	3,118	1.37	%(f)	0.97%	1.89%	183%
(0.04)	(0.75)	(0.79)	15.43	9.08%	2,097	1.64%		0.25%	1.85%	157%
(0.02)	—	(0.02)	14.90	15.99%	3,009	1.60%		(0.10)%	1.81%	227%

(0.10)	(0.38)	(0.48)	15.39	(7.35)%	66,552	1.00%		0.81%	1.50%	161%
(0.09)	—	(0.09)	17.10	23.27%	71,356	1.00%		0.85%	1.54%	265%
(0.15)	—	(0.15)	13.95	8.74%	30,697	1.00%		1.03%	1.77%	240%
(0.19)	(0.93)	(1.12)	12.98	(9.10)%	34,492	1.13	%(f)	1.22%	1.64%	183%
(0.07)	(0.75)	(0.82)	15.61	9.45%	45,659	1.35%		0.55%	1.60%	157%
(0.05)	—	(0.05)	15.05	16.27%	38,266	1.31%		0.18%	1.56%	227%

(0.08)	(0.38)	(0.46)	15.25	(7.47)%	1,317	1.25%		0.55%	1.60%	161%
(0.07)	—	(0.07)	16.95	23.05%	1,482	1.25%		0.55%	1.66%	265%
(0.11)	—	(0.11)	13.83	8.37%	1,380	1.25%		0.79%	1.87%	240%
(0.15)	(0.93)	(1.08)	12.88	(9.24)%	1,898	1.37	%(f)	0.98%	1.74%	183%
(0.04)	(0.75)	(0.79)	15.48	9.09%	2,032	1.63%		0.26%	1.70%	157%
(0.01)	—	(0.01)	14.95	15.96%	2,321	1.56%		(0.06)%	1.66%	227%

(0.02)	(0.38)	(0.40)	14.71	(7.82)%	326	2.00%		(0.20)%	2.50%	161%
(0.02)	—	(0.02)	16.37	22.11%	357	2.00%		(0.20)%	2.56%	265%
(0.03)	—	(0.03)	13.42	7.58%	307	2.00%		0.03%	2.77%	240%
(0.05)	(0.93)	(0.98)	12.51	(9.95)%	343	2.15	%(f)	0.19%	2.64%	183%
—	(0.75)	(0.75)	15.07	8.22%	598	2.41%		(0.52)%	2.60%	157%
—	—	—	14.65	15.08%	573	2.34%		(0.84)%	2.56%	227%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
World Energy Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$8.89	$0.09		$2.55	$2.64
Year Ended August 31, 2021	6.16	0.13		2.71	2.84
Year Ended August 31, 2020	6.71	0.10		(0.51)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.82)	(2.67)
Year Ended August 31, 2018	8.06	0.06	(f)	1.41	1.47
Year Ended August 31, 2017	8.63	0.08		(0.58)	(0.50)
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	8.89	0.10		2.57	2.67
Year Ended August 31, 2021	6.16	0.14		2.72	2.86
Year Ended August 31, 2020	6.72	0.13		(0.53)	(0.40)
Year Ended August 31, 2019	9.51	0.17		(2.83)	(2.66)
Year Ended August 31, 2018	8.07	0.09	(f)	1.42	1.51
Year Ended August 31, 2017	8.65	0.11		(0.59)	(0.48)
A Shares
Six Months Ended February 28, 2022 (Unaudited)	8.86	0.09		2.56	2.65
Year Ended August 31, 2021	6.15	0.13		2.70	2.83
Year Ended August 31, 2020	6.70	0.11		(0.52)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.83)	(2.68)
Year Ended August 31, 2018	8.06	0.07	(f)	1.41	1.48
Year Ended August 31, 2017	8.63	0.09		(0.59)	(0.50)
C Shares
Six Months Ended February 28, 2022 (Unaudited)	8.78	0.05		2.53	2.58
Year Ended August 31, 2021	6.10	0.08		2.67	2.75
Year Ended August 31, 2020	6.64	0.05		(0.51)	(0.46)
Year Ended August 31, 2019	9.39	0.09		(2.79)	(2.70)
Year Ended August 31, 2018	8.00	—	(f)	1.40	1.40
Year Ended August 31, 2017	8.57	0.02		(0.58)	(0.56)

(a)	Annualized for periods less than one year, except for Portfolio Turnover.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.
(f)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:							Ratios/Supplemental Data:(a)

									Ratio of Net
	Distributions								Investment	Ratio of
Dividends	from Net		Total	Net Asset	Total Return	Net Assets	Ratio of Net		Income	Gross
from Net	Realized	Return	Dividends	Value,	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	of	and	End of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Capital	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.09)	$—	$—	$(0.09)	$11.44	29.83%	$19,385	1.15%		2.00%	1.68%	101%
(0.11)	—	—	(0.11)	8.89	46.49%	6,895	1.15%		1.69%	1.96%	174%
(0.14)	—	—	(0.14)	6.16	(6.19)%	2,984	1.15%		1.68%	2.18%	191%
(0.11)	—	—	(0.11)	6.71	(28.27)%	3,079	1.25	%(e)	1.56%	1.68%	145%
(0.04)	—	—	(0.04)	9.49	18.27%	7,964	1.39%		0.66%	1.56%	130%
(0.06)	—	(0.01)	(0.07)	8.06	(5.87)%	9,316	1.33%		0.90%	1.53%	103%

(0.10)	—	—	(0.10)	11.46	30.19%	29,308	0.90%		2.07%	1.44%	101%
(0.13)	—	—	(0.13)	8.89	46.78%	15,641	0.90%		1.88%	1.69%	174%
(0.16)	—	—	(0.16)	6.16	(5.91)%	6,254	0.90%		1.82%	1.89%	191%
(0.13)	—	—	(0.13)	6.72	(28.12)%	11,163	0.97	%(e)	1.88%	1.43%	145%
(0.07)	—	—	(0.07)	9.51	18.71%	37,696	1.12%		0.97%	1.31%	130%
(0.08)	—	(0.02)	(0.10)	8.07	(5.69)%	25,809	1.01%		1.24%	1.28%	103%

(0.09)	—	—	(0.09)	11.42	30.06%	4,967	1.15%		1.80%	1.53%	101%
(0.12)	—	—	(0.12)	8.86	46.33%	2,216	1.15%		1.54%	1.83%	174%
(0.14)	—	—	(0.14)	6.15	(6.13)%	1,867	1.15%		1.66%	2.02%	191%
(0.11)	—	—	(0.11)	6.70	(28.35)%	2,485	1.21	%(e)	1.67%	1.53%	145%
(0.05)	—	—	(0.05)	9.49	18.37%	6,302	1.34%		0.72%	1.41%	130%
(0.06)	—	(0.01)	(0.07)	8.06	(5.84)%	6,836	1.26%		0.96%	1.38%	103%

(0.05)	—	—	(0.05)	11.31	29.47%	3,610	1.90%		1.00%	2.44%	101%
(0.07)	—	—	(0.07)	8.78	45.25%	3,101	1.90%		0.94%	2.74%	174%
(0.08)	—	—	(0.08)	6.10	(6.89)%	2,458	1.90%		0.87%	2.91%	191%
(0.05)	—	—	(0.05)	6.64	(28.82)%	3,688	1.95	%(e)	0.97%	2.43%	145%
(0.01)	—	—	(0.01)	9.39	17.51%	6,115	2.11%		(0.05)%	2.31%	130%
(0.01)	—	—	(0.01)	8.00	(6.59)%	6,131	2.01%		0.23%	2.28%	103%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)(b)	on Investments	Activities
Hedged Income Fund
Investor Shares
Six Months Ended February 28, 2022 (Unaudited)	$10.81	$0.10	$(0.50)	$(0.40)
December 28, 2020(f) through August 31, 2021	10.00	0.14	0.74	0.88
Institutional Shares
Six Months Ended February 28, 2022 (Unaudited)	10.82	0.12	(0.50)	(0.38)
December 28, 2020(f) through August 31, 2021	10.00	0.15	0.75	0.90
A Shares
Six Months Ended February 28, 2022 (Unaudited)	10.80	0.10	(0.50)	(0.40)
December 28, 2020(f) through August 31, 2021	10.00	0.14	0.74	0.88

(a)	Annualized for periods less than one year, except for Portfolio Turnover.

(b)	Calculated using average shares.

(c)	Not annualized for periods less than one year.

(d)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)

							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(c)	(000s)	Assets	Net Assets	Net Assets(d)	Turnover (e)

$(0.09)	$—	$(0.09)	$10.32	(3.71)%	$417	1.35%	1.87%	2.01%	10%
(0.07)	—	(0.07)	10.81	8.79%	1,438	1.35%	1.90%	2.26%	23%

(0.11)	—	(0.11)	10.33	(3.56)%	27,479	1.10%	2.28%	1.82%	10%
(0.08)	—	(0.08)	10.82	9.04%	23,042	1.10%	2.14%	2.01%	23%

(0.10)	—	(0.10)	10.30	(3.73)%	1,391	1.35%	1.98%	1.89%	10%
(0.08)	—	(0.08)	10.80	8.77%	1,709	1.35%	1.88%	2.11%	23%

Additional Fund Information

February 28, 2022 (Unaudited)

U.S. Treasury Fund:
Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	22.6%
Repurchase Agreements	68.3%
Investment Companies	9.1%
Total	100.0%

Government Securities Money Market Fund:
Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	25.7%
U.S. Treasury Obligations	7.5%
Repurchase Agreements	52.6%
Investment Companies	18.6%
Liabilities in excess of other assets	(4.4)%
Total	100.0%

Limited Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	33.3%
Mortgage Backed Securities	32.7%
Corporate Bonds	13.4%
Taxable Municipal Bonds	2.0%
U.S. Government Agency Securities	1.9%
Investment in Affiliates	16.9%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

Moderate Duration Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	16.6%
Mortgage Backed Securities	14.0%
Corporate Bonds	28.1%
Taxable Municipal Bonds	17.3%
U.S. Government Agency Securities	1.1%
U.S. Treasury Obligations	17.5%
Investment in Affiliates	4.9%
Other assets in excess of liabilities	0.5%
Total	100.0%

Bond Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	17.4%
Mortgage Backed Securities	15.5%
Corporate Bonds	33.5%
Taxable Municipal Bonds	14.1%
U.S. Government Agency Securities	1.9%
U.S. Treasury Obligations	15.2%
Investment in Affiliates	2.1%
Other assets in excess of liabilities	0.3%
Total	100.0%

Strategic Enhanced Yield Fund:
Percentage of
Security Allocation	Net Assets
Asset Backed Securities	13.5%
Mortgage Backed Securities	36.7%
Corporate Bonds	34.7%
U.S. Treasury Obligations	5.5%
Investment in Affiliates	8.9%
Other assets in excess of liabilities	0.7%
Total	100.0%

Ultra Short Tax-Free Income Fund:
Percentage of
Security Allocation	Net Assets

Municipal Bonds	99.6%
Investment in Affiliates	0.3%
Other assets in excess of liabilities	0.1%
Total	100.0%

Mid Cap Diverse Leadership Fund :
Percentage of
Security Allocation	Net Assets
Common Stocks	96.3%
Investment in Affiliates	1.7%
Other assets in excess of liabilities	2.0%
Total	100.0%

Opportunistic Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	90.6%
Corporate Bonds	1.8%
Investment Companies	5.6%
Investment in Affiliates	1.4%
Other assets in excess of liabilities	0.6%
Total	100.0%

World Energy Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	90.6%
Corporate Bonds	4.5%
Investment Companies	2.9%
Investment in Affiliates	1.3%
Other assets in excess of liabilities	0.7%
Total	100.0%

Hedged Income Fund:
Percentage of
Security Allocation	Net Assets
Common Stocks	98.5%
Purchased Options	1.7%
Investment in Affiliates	4.0%
Liabilities in excess of other assets	(4.2)%
Total	100.0%

Additional Fund Information	Continued
February 28, 2022 (Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/21	2/28/22	9/1/21 - 2/28/22	9/1/21 - 2/28/22
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,000.00	$0.20	0.04%
Service Shares	1,000.00	1,000.00	0.20	0.04%
Institutional Shares	1,000.00	1,000.00	0.20	0.04%
Select Shares	1,000.00	1,000.00	0.20	0.04%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,000.02	0.15	0.03%
Institutional Shares	1,000.00	1,000.02	0.15	0.03%
Select Shares	1,000.00	1,000.02	0.15	0.03%
Premier Shares	1,000.00	1,000.02	0.15	0.03%
Limited Duration Fund
Investor Shares	1,000.00	977.40	3.78	0.77%
Institutional Shares	1,000.00	978.50	2.55	0.52%
A Shares	1,000.00	978.40	3.78	0.77%
Moderate Duration Fund
Investor Shares	1,000.00	969.50	3.61	0.74%
Institutional Shares	1,000.00	970.70	2.39	0.49%
A Shares	1,000.00	969.50	3.61	0.74%
Bond Fund
Investor Shares	1,000.00	960.40	3.55	0.73%
Institutional Shares	1,000.00	962.40	2.34	0.48%
A Shares	1,000.00	960.40	3.55	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	963.50	4.92	1.01%
Institutional Shares	1,000.00	965.00	3.70	0.76%
A Shares	1,000.00	963.80	4.92	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	994.00	2.97	0.60%
Institutional Shares	1,000.00	995.00	1.73	0.35%
A Shares	1,000.00	994.00	2.97	0.60%
Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	975.60	5.19	1.06%
Institutional Shares	1,000.00	977.40	3.97	0.81%
A Shares	1,000.00	975.90	5.19	1.06%
C Shares	1,000.00	972.50	8.85	1.81%
Opportunistic Fund
Investor Shares	1,000.00	925.60	5.97	1.25%
Institutional Shares	1,000.00	926.50	4.78	1.00%
A Shares	1,000.00	925.30	5.97	1.25%
C Shares	1,000.00	921.80	9.53	2.00%

Additional Fund Information	Continued
February 28, 2022 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/21	2/28/22	9/1/21 - 2/28/22	9/1/21 - 2/28/22
World Energy Fund
Investor Shares	1,000.00	1,298.30	6.55	1.15%
Institutional Shares	1,000.00	1,301.90	5.14	0.90%
A Shares	1,000.00	1,300.60	6.56	1.15%
C Shares	1,000.00	1,294.70	10.81	1.90%
Hedged Income Fund
Investor Shares	1,000.00	962.90	6.57	1.35%
Institutional Shares	1,000.00	964.40	5.36	1.10%
A Shares	1,000.00	962.70	6.57	1.35%

*	Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Additional Fund Information	Continued
February 28, 2022 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expense may not be used to estimate actual ending account balance or expense you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/21	2/28/22	9/1/21 - 2/28/22	9/1/21 - 2/28/22
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,024.60	$0.20	0.04%
Service Shares	1,000.00	1,024.60	0.20	0.04%
Institutional Shares	1,000.00	1,024.60	0.20	0.04%
Select Shares	1,000.00	1,024.60	0.20	0.04%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,024.65	0.15	0.03%
Institutional Shares	1,000.00	1,024.65	0.15	0.03%
Select Shares	1,000.00	1,024.65	0.15	0.03%
Premier Shares	1,000.00	1,024.65	0.15	0.03%
Limited Duration Fund
Investor Shares	1,000.00	1,020.98	3.86	0.77%
Institutional Shares	1,000.00	1,022.22	2.61	0.52%
A Shares	1,000.00	1,020.98	3.86	0.77%
Moderate Duration Fund
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.36	2.46	0.49%
A Shares	1,000.00	1,021.12	3.71	0.74%
Bond Fund
Investor Shares	1,000.00	1,021.17	3.66	0.73%
Institutional Shares	1,000.00	1,022.41	2.41	0.48%
A Shares	1,000.00	1,021.17	3.66	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.79	5.06	1.01%
Institutional Shares	1,000.00	1,021.03	3.81	0.76%
A Shares	1,000.00	1,019.79	5.06	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.82	3.01	0.60%
Institutional Shares	1,000.00	1,023.06	1.76	0.35%
A Shares	1,000.00	1,021.82	3.01	0.60%
Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	1,019.54	5.31	1.06%
Institutional Shares	1,000.00	1,020.78	4.06	0.81%
A Shares	1,000.00	1,019.54	5.31	1.06%
C Shares	1,000.00	1,015.82	9.05	1.81%
Opportunistic Fund
Investor Shares	1,000.00	1,018.60	6.26	1.25%
Institutional Shares	1,000.00	1,019.84	5.01	1.00%
A Shares	1,000.00	1,018.60	6.26	1.25%
C Shares	1,000.00	1,014.88	9.99	2.00%
World Energy Fund
Investor Shares	1,000.00	1,019.09	5.76	1.15%
Institutional Shares	1,000.00	1,020.33	4.51	0.90%
A Shares	1,000.00	1,019.09	5.76	1.15%
C Shares	1,000.00	1,015.37	9.49	1.90%

Additional Fund Information

February 28, 2022 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/21	2/28/22	9/1/21 - 2/28/22	9/1/21 - 2/28/22
Hedged Income Fund
Investor Shares	1,000.00	1,018.10	6.76	1.35%
Institutional Shares	1,000.00	1,019.34	5.51	1.10%
A Shares	1,000.00	1,018.10	6.76	1.35%

*	Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SemiAnn-02/22

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nomination Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Cavanal Hill Funds

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date       April 27, 2022

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer (Principal Financial Officer)

Date      April 27, 2022